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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 3 of its series, Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund, for the year ended May 31, 2006. These 3 series have a May 31, fiscal year end.

Date of reporting period: May 31, 2006

Item 1 - Reports to Stockholders.

Evergreen Market Index Funds

Evergreen

MARKET INDEX FUNDS

Annual Report
as of May 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

This annual report must be preceded or accompanied by a prospectus of the Evergreen funds contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Each fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, each fund's Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of each fund's proxy voting policies and procedures, as well as information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. Each fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer Subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS JULY 2006

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Market Index Funds, which covers the twelve-month period ended May 31, 2006.

Investors in the domestic equity market earned moderate, positive returns during the past twelve months, consistent with long-term stock market averages. The one-year statistics, however, masked considerable volatility in the equity markets. While the economic expansion endured, the U.S. Federal Reserve Board (“Fed”) remained vigilant against the possibility of renewed inflation as it attempted to assess the potential effects of rapidly rising energy and basic materials prices as well as the prospect of increased government spending. Over the course of the twelve months, the Fed continued to raise the target fed funds rate, hiking it at every policy meeting, up to 5.00% by the end of the fiscal year. Stock performance was uneven from sector to sector and index performance was heavily influenced by results from relatively focused groups of stocks. The top-performing sectors were energy and basic materials, while health care and information technology stocks, as groups, produced the weakest relative results. Overall, value stocks outperformed growth stocks, and small-cap issues outperformed large-cap stocks.

Over the twelve months, the economy produced a great deal of confusing, and sometimes contradictory, evidence about its health. The economic expansion showed remarkable durability, most notably in first quarter of 2006 when Gross Domestic Product grew at an annualized rate of 5.6% . However, that torrid growth trajectory did not appear to be sustainable. Based on reported trends in housing, employment and retail sales, personal consumption for the second quarter was anticipated to grow at one-half the rate of the first quarter. Estimates of increases in corporate capital expenditures also were being reduced. While many observers debated whether or not short-term volatility might be an early indicator of a weakened economy, the Evergreen Investment Strategy Committee focused on a variety of signals pointing to the stamina of the economic expansion. Although the rates of increases in corporate profits, capital expenditures and personal consumption were starting to decline, all these economic indicators were still rising at what we believed to be a more sustainable pace.

The managers of the Evergreen Market Index Funds continued to implement strategies designed to produce results closely aligned with the performance of underlying stock market benchmarks. Evergreen Market Index Fund is designed to reflect the performance of the Standard & Poor’s 500 Index, a barometer for the broad domestic stock market. Evergreen Market Index Growth Fund is managed to parallel the performance of the Russell 1000 Growth Index, an index tracking the performance of larger company stocks with growth characteristics, while Evergreen Market Index Value Fund is designed to produce performance in line with the Russell 1000 Value Index, a benchmark for larger company stocks with value characteristics. Considering these guidelines, our equity teams endeavored to identify companies with promising outlooks consistent with their investment styles. Positive earnings growth, solid balance sheets and strong cash flows attracted the most attention from our portfolio managers, while the improving trend for dividends enhanced the potential for total return in many of our equity portfolios.

As always, we continue to encourage investors to maintain diversified investment strategies, including the Evergreen Market Index Funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

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Market Index Fund
FUND AT A GLANCE
as of May 31, 2006

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS
Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002
Average annual return
1-year	8.56%
Since portfolio inception	12.60%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in the Evergreen Market Index Fund Class I shares versus a similar investment in the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Market Index Fund

PORTFOLIO MANAGER COMMENTARY

The fund's Class I shares returned 8.56% for the twelve-month period ended May 31, 2006. During the same period, the S&P 500 returned 8.64%.

The fund seeks investment results that achieve price and yield performance similar to the S&P 500.

Larger company stocks produced moderate but positive results during the twelve months. Persistent economic growth and rising corporate profits provided the underlying support to stock prices over the period. However, the advances in equity prices were interrupted by periods of short-term market volatility, including the final weeks of the twelve-month period. This volatility was caused by a variety of factors, from rising short-term interest rates and rapidly increasing energy prices to worries about the impacts of hurricane damage to the Gulf Coast. Broader market results over the twelve months were consistent with long-term historical averages for the markets. Individual sector performance was hardly consistent within the stock market, however, as stocks from different sectors and industries produced widely divergent results.

Leading the performance of the fund as well as of the S&P 500 were energy stocks, the beneficiary of significant increases in world prices of oil and natural gas, and shares of basic materials companies, supported by substantial rises in commodity prices. Within energy, the best-performing stocks were two oil field services companies, Weatherford International and Schlumberger, Ltd. Weatherford’s share price rose by 98% over the twelve months, while Schlumberger’s share price gained more than 93%. Among materials companies, the top performers were: Allegheny Technologies, a specialty metals company; Phelps-Dodge, one of the world’s largest copper producers, and NuCor, a steel corporation.

Holding back results was the performance of the health care and information technology sectors. Within health care, the most noteworthy detractors were Bausch & Lomb, Inc., producer of specialty products in eye care, and Tenet Healthcare Corp., operator of hospitals and other health care facilities. In the information technology sector, the most significant detractors were Gateway, Inc., and Dell, Inc., two companies specializing in personal computers.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

The fund's investment objective may be changed without a vote of the fund's shareholders.

“Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

All data is as of May 31, 2006, and subject to change.

Market Index Growth Fund
FUND AT A GLANCE
as of May 31, 2006

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS
Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002
Average annual return
1-year	6.11%
Since portfolio inception	9.88%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in the Evergreen Market Index Growth Fund Class I shares versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Market Index Growth Fund

PORTFOLIO MANAGER COMMENTARY

The fund's Class I shares returned 6.11% for the twelve-month period ended May 31, 2006. During the same period, the Russell 1000 Growth returned 6.14%.

The fund seeks investment results that achieve price and yield performance comparable to the Russell 1000 Growth.

Larger company stocks produced moderate but positive results during the twleve months. Persistent economic growth and rising corporate profits provided underlying support to stock prices over the period. However, the advances in equity prices were interrupted by periods of short-term market volatility, including the final weeks of the twelve-month period. This volatility was caused by a variety of factors, from rising short-term interest rates and rapidly increasing energy prices to worries about the impacts of hurricane damage to the Gulf Coast. Broader market results over the twelve months were consistent with long-term historical averages for the markets. Individual sector performance was hardly consistent within the stock market, however, as stocks from different sectors and industries produced widely divergent results.

Influencing the relative returns of the fund and its benchmark was the fact that the three sectors producing the best total returns all were relatively small components of the growth index: energy, telecommunications services and utilities. In contrast, the largest component in the index, information technology, was the only sector in the index to have negative results.

Energy was the top-performing sector producing good results led by Peabody Energy, a coal producer, and FMC Technologies, which designs and produces equipment used in energy systems and in offshore oil drilling. Utilities stocks in the index produced an average total return of 35% and telecommunications services stocks gained an average 32%, but each sector accounted for less than 1% of the index.

Within the information technology sector, where stocks lost an average 0.3% over the twelve months, the most noteworthy detractors were Juniper Networks and Plantronics, Inc., each of which produces equipment for communications systems. We sold our position in Plantronics, Inc. during the period. Health care stocks, another significant component of the index, rose by an average 0.5% . The most significant detractors within the health care sector were Affymetrix, which produces equipment for genetic testing, and Neurocrine Biosciences, Inc., a specialty pharmaceutical company, which we sold during the period.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

The fund's investment objective may be changed without a vote of the fund's shareholders.

“Russell 1000 Growth Index” is a trademark and service mark of Frank Russell Company (FRC) and has been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.

All data is as of May 31, 2006, and subject to change.

Market Index Value Fund
FUND AT A GLANCE
as of May 31, 2006

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS
Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002
Average annual return
1-year	12.53%
Since portfolio inception	16.52%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in the Evergreen Market Index Value Fund Class I shares versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Market Index Value Fund

PORTFOLIO MANAGER COMMENTARY

The fund's Class I shares returned 12.53% for the twelve-month period ended May 31, 2006. During the same period, the Russell 1000 Value returned 12.61% .

The fund seeks investment results that achieve price and yield performance comparable to the Russell 1000 Value.

Larger company stocks produced moderate but positive results during the twelve months. Persistent economic growth and rising corporate profits provided the underlying support to stock prices over the period. However, the advances in equity prices were interrupted by periods of short-term market volatility, including the final weeks of the twelve-month period. This volatility was caused by a variety of factors, from rising short-term interest rates and rapidly increasing energy prices to worries about the impacts of hurricane damage to the Gulf Coast. Broader market results over the twelve months were consistent with long-term historical averages for the markets. Individual sector performance was hardly consistent within the stock market, however, as stocks from different sectors and industries produced widely divergent results.

In a year in which value stocks outperformed both the overall market and growth stocks, the fund produced returns comparable to its benchmark. Nine of the ten sectors in the value index performed positively for the twelve months, with only health care generating a negative return. Six of the ten sectors produced double-digit results, led by energy and information technology. Financial companies, which account for more than 36% of the index’s weight, posted healthy returns as well.

Within the energy sector, two coal producers contributed the most to results, with shares of Peabody Energy rising by 162% and shares of Arch Coal appreciating by slightly more than 100%. We sold our position in Peabody Energy during the period. In the information technology sector, which is a small component of the value index, the top contributors were SanDisk, which produces flash memory chips for digital cameras and wireless phones, and Conexant, which makes semiconductors for communications networks. We no longer hold shares of Conexant. Brokerages led the way in the financials sector, with E*Trade Financial, Jefferies Group and Raymond James Financial all recording total returns of more than 60%.

Within health care, the most noteworthy detractors were Bausch & Lomb, Inc., producer of specialty products in eye care, and Tenet Healthcare Corp., operator of hospitals and other health care facilities. The consumer discretionary sector also detracted from results, with two automobile component producers, Dana Corp. and Delphi, posting negative results as each filed for Chapter 11 bankruptcy protection. We have since sold our positions in these two companies.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

The fund's investment objective may be changed without a vote of the fund's shareholders.

“Russell 1000 Value Index” is a trademark and service mark of Frank Russell Company (FRC) and has been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.

All data is as of May 31, 2006, and subject to change.

Market Index Fund

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period*
	12/1/2005	5/31/2006
Actual
Class I	$1,000.00	$1,025.47	$0.15
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.78	$0.15
*Expenses are equal to the Fund's annualized expense ratio (0.03% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

Market Index Growth Fund

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period*
	12/1/2005	5/31/2006
Actual
Class I	$1,000.00	$991.62	$0.15
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.78	$0.15
*Expenses are equal to the Fund's annualized expense ratio (0.03% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

Market Index Value Fund

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period*
	12/1/2005	5/31/2006
Actual
Class I	$1,000.00	$1,065.02	$0.15
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.78	$0.15

*Expenses are equal to the Fund's annualized expense ratio (0.03% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

Market Index Fund

FINANCIAL HIGHLIGHTS - CLASS I

(For a share outstanding throughout each period)

	Year Ended May 31,

	2006	2005	2004	2003[1]

Net asset value, beginning of period	$13.81	$12.97	$11.02	$10.00

Income from investment operations
Net investment income (loss)	0.27[2]	0.30	0.18	0.12
Net realized and unrealized gains or losses on
investments	0.91	0.76	1.83	0.94

Total from investment operations	1.18	1.06	2.01	1.06

Distributions to shareholders from
Net investment income	(0.32)	(0.20)	(0.06)	(0.04)
Net realized gains	(0.17)	(0.02)	0	0

Total distributions to shareholders	(0.49)	(0.22)	(0.06)	(0.04)

Net asset value, end of period	$14.50	$13.81	$12.97	$11.02

Total return	8.56%	8.24%	18.25%	10.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$406,581	$722,863	$716,998	$477,477
Ratios to average net assets
Expenses including waivers/reimbursements but				3
excluding expense reductions	0.03%	0.03%	0.02%	0.02%
Expenses excluding waivers/reimbursements				3
and expense reductions	0.46%	0.46%	0.45%	0.48%
Net investment income (loss)	1.90%	2.08%	1.70%	1.84%[3]
Portfolio turnover rate	6%	6%	2%	3%

[1]	For the period from October 15, 2002 (commencement of operations), to May 31, 2003.
[2]	Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Annualized

See Combined Notes to Financial Statements

Market Index Growth Fund

FINANCIAL HIGHLIGHTS - CLASS I

(For a share outstanding throughout each period)

	Year Ended May 31,

	2006	2005	2004	2003[1]

Net asset value, beginning of period	$12.99	$12.77	$10.86	$10.00

Income from investment operations
Net investment income (loss)	0.18	0.15	0.12	0.07[2]
Net realized and unrealized gains or losses on
investments	0.62	0.27	1.83	0.81

Total from investment operations	0.80	0.42	1.95	0.88

Distributions to shareholders from
Net investment income	(0.15)	(0.12)	(0.04)	(0.02)
Net realized gains	(0.20)	(0.08)	0	0

Total distributions to shareholders	(0.35)	(0.20)	(0.04)	(0.02)

Net asset value, end of period	$13.44	$12.99	$12.77	$10.86

Total return	6.11%	3.28%	17.97%	8.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$721,771	$854,566	$678,560	$529,545
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	0.03%	0.03%	0.02%	0.02%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.46%	0.46%	0.45%	0.48%[3]
Net investment income (loss)	1.12%	1.45%	1.03%	1.16%[3]
Portfolio turnover rate	25%	15%	9%	2%

[1] For the period from October 15, 2002 (commencement of operations), to May 31, 2003.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Annualized

See Combined Notes to Financial Statements

Market Index Value Fund

FINANCIAL HIGHLIGHTS - CLASS I

(For a share outstanding throughout each period)

	Year Ended May 31,

	2006	2005	2004	2003[1]

Net asset value, beginning of period	$14.83	$13.23	$11.14	$10.00

Income from investment operations
Net investment income (loss)	0.64	0.35	0.28	0.15
Net realized and unrealized gains or losses on
investments	1.18	1.69	1.91	1.03

Total from investment operations	1.82	2.04	2.19	1.18

Distributions to shareholders from
Net investment income	(0.34)	(0.28)	(0.10)	(0.04)
Net realized gains	(0.56)	(0.16)	0	0

Total distributions to shareholders	(0.90)	(0.44)	(0.10)	(0.04)

Net asset value, end of period	$15.75	$14.83	$13.23	$11.14

Total return	12.53%	15.51%	19.73%	11.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$505,681	$818,284	$708,489	$544,427
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	0.03%	0.03%	0.02%	0.02%[2]
Expenses excluding waivers/reimbursements
and expense reductions	0.46%	0.45%	0.46%	0.47%[2]
Net investment income (loss)	2.63%	2.54%	2.41%	2.67%[2]
Portfolio turnover rate	27%	16%	10%	5%

[1] For the period from October 15, 2002 (commencement of operations), to May 31, 2003.
[2] Annualized

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Market Index Fund
May 31, 2006

	Shares	Value

COMMON STOCKS 99.0%
CONSUMER DISCRETIONARY 10.3%
Auto Components 0.2%
Cooper Tire & Rubber Co.	2,140	$24,353
Goodyear Tire & Rubber Co. *	6,177	78,572
Johnson Controls, Inc.	6,777	577,197

		680,122

Automobiles 0.4%
Ford Motor Co.	65,058	465,815
General Motors Corp.	19,736	531,491
Harley-Davidson, Inc.	9,511	474,123

		1,471,429

Distributors 0.1%
Genuine Parts Co.	6,035	259,867

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	4,907	256,685
H&R Block, Inc.	11,434	260,124

		516,809

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	15,153	604,756
Darden Restaurants, Inc.	4,590	162,532
Harrah's Entertainment, Inc.	6,425	488,557
Hilton Hotels Corp.	11,501	315,817
International Game Technology	11,768	438,123
Marriott International, Inc., Class A	5,662	409,533
McDonald's Corp.	43,856	1,454,704
Starbucks Corp. *	26,641	949,752
Starwood Hotels & Resorts Worldwide, Inc.	7,533	460,266
Wendy's International, Inc.	3,990	240,517
Yum! Brands, Inc.	9,626	485,150

		6,009,707

Household Durables 0.7%
Black & Decker Corp.	2,701	234,879
Centex Corp.	4,285	204,352
D.R. Horton, Inc.	9,486	250,051
Fortune Brands, Inc.	5,107	377,918
Harman International Industries, Inc.	2,291	194,116
KB Home	2,682	137,318
Leggett & Platt, Inc.	6,365	161,607
Lennar Corp., Class A	4,784	229,202
Newell Rubbermaid, Inc.	9,580	253,487
Pulte Homes, Inc.	7,467	242,454
Snap-On, Inc.	2,035	85,226
Stanley Works	2,528	122,734
Whirlpool Corp.	2,713	243,953

		2,737,297

Internet & Catalog Retail 0.1%
Amazon.com, Inc. *	10,767	372,646

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2006
Leisure Equipment & Products 0.2%
Brunswick Corp.	3,316	$119,144
Eastman Kodak Co.	10,024	241,679
Hasbro, Inc.	6,212	115,170
Mattel, Inc.	13,567	228,061

		704,054

Media 3.5%
CBS Corp., Class B	26,967	698,715
Clear Channel Communications, Inc.	18,037	555,540
Comcast Corp., Class A *	74,637	2,398,087
Dow Jones & Co., Inc.	2,060	71,235
E.W. Scripps Co., Class A	2,969	137,405
Gannett Co., Inc.	8,309	448,769
Interpublic Group of Cos. *	15,108	143,979
Knight Ridder, Inc.	2,338	144,979
McGraw-Hill Cos.	12,815	661,254
Meredith Corp.	1,461	73,123
New York Times Co., Class A	5,067	122,419
News Corp., Class A	83,776	1,597,608
Omnicom Group, Inc.	6,240	593,486
Time Warner, Inc.	157,233	2,705,980
Tribune Co.	9,137	272,648
Univision Communications, Inc., Class A *	7,803	280,518
Viacom, Inc., Class B *	26,969	1,018,080
Walt Disney Co.	76,878	2,344,779

		14,268,604

Multi-line Retail 1.1%
Big Lots, Inc. *	3,977	64,507
Dillard's, Inc., Class A	2,150	58,523
Dollar General Corp.	11,050	180,115
Family Dollar Stores, Inc.	5,419	135,367
Federated Department Stores, Inc.	9,500	691,885
J.C. Penney Co., Inc.	8,105	492,460
Kohl's Corp. *	12,032	645,998
Nordstrom, Inc.	7,629	280,976
Sears Holdings Corp. *	3,483	528,963
Target Corp.	30,683	1,501,012

		4,579,806

Specialty Retail 2.1%
AutoNation, Inc. *	5,118	111,009
AutoZone, Inc. *	1,928	174,928
Bed, Bath & Beyond, Inc. *	9,788	344,244
Best Buy Co., Inc.	14,192	752,176
Circuit City Stores, Inc.	5,313	159,656
Gap, Inc.	20,031	364,564
Home Depot, Inc.	74,137	2,826,103
Limited Brands, Inc.	12,153	330,076
Lowe's Cos.	27,289	1,699,559
Office Depot, Inc. *	10,319	428,961
OfficeMax, Inc.	2,473	102,209
RadioShack Corp.	4,698	79,020
Sherwin-Williams Co.	3,871	187,240

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2006

Staples, Inc.	25,431	$597,374
Tiffany & Co.	4,964	169,719
TJX Companies, Inc.	16,078	381,209

		8,708,047

Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc. *	13,379	389,061
Jones Apparel Group, Inc.	3,986	129,306
Liz Claiborne, Inc.	3,669	141,880
NIKE, Inc., Class B	6,605	530,447
VF Corp.	3,076	193,573

		1,384,267

CONSUMER STAPLES 9.5%
Beverages 2.2%
Anheuser-Busch Companies, Inc.	27,095	1,236,616
Brown-Forman Corp., Class B	2,902	221,423
Coca-Cola Co.	71,895	3,165,537
Coca-Cola Enterprises, Inc.	10,589	208,180
Constellation Brands, Inc., Class A *	6,880	169,936
Molson Coors Brewing Co., Class B	2,003	129,754
Pepsi Bottling Group, Inc.	4,719	147,893
PepsiCo, Inc.	57,820	3,495,797

		8,775,136

Food & Staples Retailing 2.4%
Albertsons, Inc.	12,871	329,626
Costco Wholesale Corp.	16,513	874,033
CVS Corp.	28,527	795,903
Kroger Co.	25,319	509,165
Safeway, Inc.	15,694	370,065
SUPERVALU, Inc.	4,753	138,598
Sysco Corp.	21,614	660,956
Wal-Mart Stores, Inc.	87,182	4,223,968
Walgreen Co.	35,321	1,434,033
Whole Foods Market, Inc.	4,849	315,185

		9,651,532

Food Products 1.2%
Archer-Daniels-Midland Co.	22,818	948,544
Campbell Soup Co.	6,431	226,307
ConAgra Foods, Inc.	18,122	409,557
Dean Foods Co. *	4,736	169,075
General Mills, Inc.	12,431	645,045
H.J. Heinz Co.	11,692	495,156
Hershey Co.	6,254	355,915
Kellogg Co.	8,773	413,208
McCormick & Co., Inc.	4,628	159,435
Sara Lee Corp.	26,529	450,197
Tyson Foods, Inc., Class A	8,793	140,776
Wm. Wrigley Jr. Co.	7,741	353,930

		4,767,145

Household Products 2.1%
Clorox Co.	5,239	331,053
Colgate-Palmolive Co.	17,986	1,085,275

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2006

Kimberly-Clark Corp.	16,084	$975,816
Procter & Gamble Co.	114,789	6,227,303

		8,619,447

Personal Products 0.2%
Alberto-Culver Co.	2,636	122,600
Avon Products, Inc.	15,722	498,387
Estee Lauder Companies, Inc., Class A	4,159	170,270

		791,257

Tobacco 1.4%
Altria Group, Inc.	72,834	5,269,540
Reynolds American, Inc.	2,985	328,171
UST, Inc.	5,709	251,253

		5,848,964

ENERGY 9.8%
Energy Equipment & Services 2.0%
Baker Hughes, Inc.	11,945	1,030,854
BJ Services Co.	11,313	414,622
Halliburton Co.	18,017	1,343,888
Nabors Industries, Ltd. *	11,030	396,087
National Oilwell Varco, Inc. *	6,098	402,834
Noble Corp.	4,787	332,840
Rowan Companies, Inc.	3,815	151,913
Schlumberger, Ltd.	41,242	2,704,238
Transocean, Inc. *	11,376	925,665
Weatherford International, Ltd. *	12,173	633,483

		8,336,424

Oil, Gas & Consumable Fuels 7.8%
Anadarko Petroleum Corp.	16,084	798,892
Apache Corp.	11,528	747,937
Chesapeake Energy Corp.	13,039	398,863
Chevron Corp.	77,692	4,645,205
ConocoPhillips	57,573	3,643,795
Devon Energy Corp.	15,421	884,548
El Paso Corp.	24,253	377,619
EOG Resources, Inc.	8,465	555,812
Exxon Mobil Corp.	213,109	12,980,469
Hess Corp.	2,793	418,950
Kerr-McGee Corp.	4,048	432,529
Kinder Morgan, Inc.	3,673	369,063
Marathon Oil Corp.	12,801	960,715
Murphy Oil Corp.	5,763	303,883
Occidental Petroleum Corp.	15,034	1,489,719
Sunoco, Inc.	4,647	318,738
Valero Energy Corp.	21,702	1,331,418
Williams Cos.	20,753	469,018
XTO Energy, Inc.	12,675	522,463

		31,649,636

FINANCIALS 21.3%
Capital Markets 3.5%
Ameriprise Financial, Inc.	8,748	400,396

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2006

Bank of New York Co.	26,919	$894,518
Bear Stearns Cos.	4,166	557,203
Charles Schwab Corp.	36,011	599,943
E*TRADE Financial Corp. *	14,585	353,978
Federated Investors, Inc., Class B	2,940	94,433
Franklin Resources, Inc.	5,326	479,074
Goldman Sachs Group, Inc.	15,216	2,296,855
Janus Capital Group, Inc.	7,496	135,003
Legg Mason, Inc.	4,322	414,609
Lehman Brothers Holdings, Inc.	18,874	1,257,197
Mellon Financial Corp.	14,461	523,199
Merrill Lynch & Co., Inc.	32,049	2,320,668
Morgan Stanley	37,475	2,234,260
Northern Trust Corp.	6,465	361,523
State Street Corp.	11,622	721,726
T. Rowe Price Group, Inc.	4,608	364,493

		14,009,078

Commercial Banks 4.1%
AmSouth Bancorp	12,060	323,208
BB&T Corp.	18,686	776,777
Comerica, Inc.	5,681	311,035
Compass Bancshares, Inc.	4,313	240,018
Fifth Third Bancorp	19,391	736,858
First Horizon National Corp.	4,397	175,704
Huntington Bancshares, Inc.	8,681	204,177
KeyCorp	14,140	505,081
M&T Bank Corp.	2,769	318,712
Marshall & Ilsley Corp.	7,749	351,340
National City Corp.	19,104	704,556
North Fork Bancorp	16,601	489,231
PNC Financial Services Group, Inc.	10,199	702,813
Regions Financial Corp.	15,926	539,095
SunTrust Banks, Inc.	12,940	979,687
Synovus Financial Corp.	10,932	287,621
U.S. Bancorp	62,850	1,940,179
Wachovia Corp. °	56,626	3,029,491
Wells Fargo & Co.	58,488	3,881,849
Zions Bancorp	3,642	295,111

		16,792,543

Consumer Finance 1.0%
American Express Co.	43,194	2,348,026
Capital One Financial Corp.	10,508	869,747
SLM Corp.	14,564	782,961

		4,000,734

Diversified Financial Services 5.5%
Bank of America Corp.	162,100	7,845,640
CIT Group, Inc.	6,972	358,361
Citigroup, Inc.	174,194	8,587,764
JPMorgan Chase & Co.	121,644	5,186,900
Moody's Corp.	8,490	444,027

		22,422,692

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2006

Insurance 4.7%
ACE, Ltd.	11,249	$582,361
AFLAC, Inc.	17,386	813,665
Allstate Corp.	22,510	1,238,275
Ambac Financial Group, Inc.	3,683	295,192
American International Group, Inc.	90,586	5,507,629
AON Corp.	11,236	400,563
Chubb Corp.	13,954	705,096
Cincinnati Financial Corp.	6,076	278,524
Genworth Financial, Inc., Class A	13,149	440,360
Hartford Financial Services Group, Inc.	10,556	928,295
Lincoln National Corp.	9,956	559,328
Loews Corp.	14,208	482,788
Marsh & McLennan Cos.	19,090	535,093
MBIA, Inc.	4,677	267,197
MetLife, Inc.	26,452	1,361,484
Principal Financial Group, Inc.	9,754	533,056
Progressive Corp.	27,460	751,031
Prudential Financial, Inc.	17,275	1,315,491
SAFECO Corp.	4,302	238,202
St. Paul Travelers Companies, Inc.	24,287	1,069,114
Torchmark Corp.	3,614	212,792
UnumProvident Corp.	10,422	187,179
XL Capital, Ltd., Class A	6,087	385,185

		19,087,900

Real Estate Investment Trusts 0.9%
Apartment Investment & Management Co., Class A	3,370	145,753
Archstone-Smith Trust	7,444	359,917
Boston Properties, Inc.	3,131	265,039
Equity Office Properties Trust	12,959	436,070
Equity Residential	10,136	446,998
Kimco Realty Corp.	7,416	265,864
Plum Creek Timber Co., Inc.	6,433	229,980
Prologis	8,498	420,226
Public Storage, Inc.	2,886	206,868
Simon Property Group, Inc.	6,384	508,358
Vornado Realty Trust	4,141	372,234

		3,657,307

Thrifts & Mortgage Finance 1.6%
Countrywide Financial Corp.	21,044	805,564
Fannie Mae	33,779	1,680,505
Freddie Mac	24,116	1,447,925
Golden West Financial Corp.	8,936	653,222
MGIC Investment Corp.	3,053	201,101
Sovereign Bancorp, Inc.	12,465	277,969
Washington Mutual, Inc.	34,605	1,588,716

		6,655,002

HEALTH CARE 12.1%
Biotechnology 1.2%
Amgen, Inc. *	40,785	2,756,658
Biogen Idec, Inc. *	12,009	559,980
Genzyme Corp. *	9,067	539,487

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2006

Gilead Sciences, Inc. *	16,134	$924,962
MedImmune, Inc. *	8,915	283,675

		5,064,762

Health Care Equipment & Supplies 1.6%
Bausch & Lomb, Inc.	1,877	92,255
Baxter International, Inc.	22,632	853,226
Becton, Dickinson & Co.	8,632	521,632
Biomet, Inc.	8,639	304,179
Boston Scientific Corp. *	42,404	876,915
C.R. Bard, Inc.	3,630	268,656
Hospira, Inc. *	5,614	251,563
Medtronic, Inc.	42,124	2,126,841
St. Jude Medical, Inc. *	12,793	436,241
Stryker Corp.	10,198	447,692
Zimmer Holdings, Inc. *	8,647	523,576

		6,702,776

Health Care Providers & Services 2.7%
Aetna, Inc.	19,792	761,200
AmerisourceBergen Corp.	7,295	317,989
Cardinal Health, Inc.	14,726	985,317
Caremark Rx, Inc. *	15,657	751,066
CIGNA Corp.	4,225	391,826
Coventry Health Care, Inc. *	5,595	292,339
Express Scripts, Inc. *	5,108	374,314
HCA, Inc.	14,237	632,835
Health Management Associates, Inc.	8,399	175,119
Humana, Inc. *	5,706	288,895
Laboratory Corporation of America Holdings *	4,373	259,581
Manor Care, Inc.	2,760	128,174
McKesson Corp.	10,684	528,858
Medco Health Solutions, Inc. *	10,624	572,633
Patterson Companies, Inc. *	4,839	165,736
Quest Diagnostics, Inc.	5,678	316,492
Tenet Healthcare Corp. *	16,414	129,999
UnitedHealth Group, Inc.	47,334	2,080,803
WellPoint, Inc. *	23,034	1,648,774

		10,801,950

Health Care Technology 0.0%
IMS Health, Inc.	6,953	187,592

Life Sciences Tools & Services 0.3%
Applera Corp. - Applied Biosystems Group	6,396	189,322
Fisher Scientific International, Inc. *	4,307	319,795
Millipore Corp. *	1,817	126,100
PerkinElmer, Inc.	4,565	95,226
Thermo Electron Corp. *	5,660	207,948
Waters Corp. *	3,648	151,939

		1,090,330

Pharmaceuticals 6.3%
Abbott Laboratories	53,697	2,292,862
Allergan, Inc.	5,293	501,882
Barr Pharmaceuticals, Inc. *	3,691	194,516

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2006

Bristol-Myers Squibb Co.	68,371	$1,678,508
Eli Lilly & Co.	39,436	2,036,475
Forest Laboratories, Inc. *	11,373	426,260
Johnson & Johnson	103,864	6,254,690
King Pharmaceuticals, Inc. *	8,448	150,205
Merck & Co., Inc.	76,327	2,540,926
Mylan Laboratories, Inc.	7,629	159,522
Pfizer, Inc.	256,789	6,075,628
Schering-Plough Corp.	51,633	984,125
Watson Pharmaceuticals, Inc. *	3,547	89,846
Wyeth	46,908	2,145,572

		25,531,017

INDUSTRIALS 11.6%
Aerospace & Defense 2.4%
Boeing Co.	27,933	2,325,422
General Dynamics Corp.	13,970	889,051
Goodrich Corp.	4,307	183,607
Honeywell International, Inc.	28,988	1,193,726
L-3 Communications Holdings, Inc.	4,232	308,767
Lockheed Martin Corp.	12,503	906,342
Northrop Grumman Corp.	12,239	791,618
Raytheon Co.	15,569	713,839
Rockwell Collins Corp.	6,013	328,310
United Technologies Corp.	35,438	2,215,584

		9,856,266

Air Freight & Logistics 1.0%
FedEx Corp.	10,605	1,158,809
United Parcel Service, Inc., Class B	38,115	3,070,163

		4,228,972

Airlines 0.1%
Southwest Airlines Co.	24,712	397,863

Building Products 0.2%
American Standard Companies, Inc.	6,221	264,330
Masco Corp.	14,529	450,690

		715,020

Commercial Services & Supplies 0.7%
Allied Waste Industries, Inc. *	8,437	100,653
Avery Dennison Corp.	3,855	228,948
Cendant Corp.	35,185	568,942
Cintas Corp.	4,808	203,667
Equifax, Inc.	4,516	162,937
Monster Worldwide, Inc. *	4,413	215,663
Pitney Bowes, Inc.	7,922	323,059
R.R. Donnelley & Sons Co.	7,537	242,541
Robert Half International, Inc.	5,985	245,624
Waste Management, Inc.	19,275	705,851

		2,997,885

Construction & Engineering 0.1%
Fluor Corp.	3,030	265,610

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2006

Electrical Equipment 0.5%
American Power Conversion Corp.	5,998	$118,041
Cooper Industries, Inc., Class A	3,204	285,348
Emerson Electric Co.	14,358	1,184,822
Rockwell Automation, Inc.	6,185	422,312

		2,010,523

Industrial Conglomerates 4.2%
3M Co.	26,349	2,204,357
General Electric Co.	363,773	12,462,863
Textron, Inc.	4,620	420,097
Tyco International, Ltd.	70,336	1,906,809

		16,994,126

Machinery 1.6%
Caterpillar, Inc.	23,413	1,707,978
Cummins, Inc.	1,621	178,650
Danaher Corp.	8,279	530,767
Deere & Co.	8,268	707,741
Dover Corp.	7,095	346,520
Eaton Corp.	5,197	382,187
Illinois Tool Works, Inc.	14,314	710,690
Ingersoll-Rand Co., Ltd., Class A	11,429	498,419
ITT Industries, Inc.	6,446	336,159
Navistar International Corp. *	2,153	57,227
Paccar, Inc.	5,908	454,030
Pall Corp.	4,360	131,192
Parker Hannifin Corp.	4,179	326,046

		6,367,606

Road & Rail 0.8%
Burlington Northern Santa Fe Corp.	13,016	1,007,568
CSX Corp.	7,658	512,473
Norfolk Southern Corp.	14,387	759,058
Ryder System, Inc.	2,123	114,706
Union Pacific Corp.	9,246	858,029

		3,251,834

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	2,668	192,523

INFORMATION TECHNOLOGY 14.9%
Communications Equipment 2.8%
ADC Telecommunications, Inc. *	4,087	73,239
Andrew Corp. *	5,561	56,277
Avaya, Inc. *	14,554	171,883
Ciena Corp. *	20,324	85,158
Cisco Systems, Inc. *	214,652	4,224,351
Comverse Technology, Inc. *	7,050	158,766
Corning, Inc. *	53,954	1,308,384
JDS Uniphase Corp. *	58,499	177,252
Lucent Technologies, Inc. *	155,973	397,731
Motorola, Inc.	87,235	1,839,786
QUALCOMM, Inc.	57,804	2,613,319

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2006

Tellabs, Inc. *	15,719	$224,782

		11,330,928

Computers & Peripherals 3.5%
Apple Computer, Inc. *	29,723	1,776,544
Dell, Inc. *	82,137	2,084,637
EMC Corp. *	82,948	1,061,734
Gateway, Inc. *	9,223	15,864
Hewlett-Packard Co.	98,711	3,196,262
International Business Machines Corp.	54,699	4,370,450
Lexmark International, Inc., Class A *	3,779	216,348
NCR Corp. *	6,352	248,236
Network Appliance, Inc. *	13,058	417,856
QLogic Corp. *	5,631	100,682
SanDisk Corp. *	6,817	383,593
Sun Microsystems, Inc. *	120,787	562,867

		14,435,073

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	14,964	522,094
Jabil Circuit, Inc.	6,093	212,158
Molex, Inc.	4,973	176,542
Sanmina-SCI Corp. *	18,572	87,288
Solectron Corp. *	31,918	113,628
Symbol Technologies, Inc.	8,829	104,800
Tektronix, Inc.	2,848	88,744

		1,305,254

Internet Software & Services 1.4%
eBay, Inc. *	40,257	1,320,832
Google, Inc., Class A *	7,054	2,622,819
VeriSign, Inc. *	8,536	191,633
Yahoo!, Inc. *	44,039	1,391,192

		5,526,476

IT Services 1.0%
Affiliated Computer Services, Inc., Class A *	4,102	204,772
Automatic Data Processing, Inc.	20,227	919,722
Computer Sciences Corp. *	6,509	366,131
Convergys Corp. *	4,880	90,963
Electronic Data Systems Corp.	17,956	440,281
First Data Corp.	26,772	1,234,457
Fiserv, Inc. *	6,439	277,843
Paychex, Inc.	11,658	427,965
Sabre Holdings Corp., Class A	4,601	98,461
Unisys Corp. *	11,934	78,526

		4,139,121

Office Electronics 0.1%
Xerox Corp. *	32,502	446,253

Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices, Inc. *	16,783	518,427
Altera Corp. *	12,539	245,263
Analog Devices, Inc.	12,778	431,002
Applied Materials, Inc.	55,371	936,324
Broadcom Corp., Class A *	15,373	519,761

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2006

Freescale Semiconductor, Inc., Class B *	14,323	$447,021
Intel Corp.	205,314	3,699,758
KLA-Tencor Corp.	6,963	285,761
Linear Technology Corp.	10,669	360,079
LSI Logic Corp. *	13,670	133,009
Maxim Integrated Products, Inc.	11,189	343,838
Micron Technology, Inc. *	23,470	388,663
National Semiconductor Corp.	11,778	302,459
Novellus Systems, Inc. *	4,655	107,810
NVIDIA Corp. *	11,948	274,565
PMC-Sierra, Inc. *	7,356	70,912
Teradyne, Inc. *	6,913	107,635
Texas Instruments, Inc.	55,851	1,744,227
Xilinx, Inc.	12,032	312,832

		11,229,346

Software 3.0%
Adobe Systems, Inc.	20,933	599,312
Autodesk, Inc.	8,055	293,122
BMC Software, Inc. *	7,427	149,654
CA, Inc.	15,924	346,029
Citrix Systems, Inc. *	6,229	234,086
Compuware Corp. *	13,359	98,322
Electronic Arts, Inc. *	10,602	446,026
Intuit, Inc. *	6,175	341,416
Microsoft Corp.	310,142	7,024,716
Novell, Inc. *	13,591	105,058
Oracle Corp. *	131,511	1,870,086
Parametric Technology Corp. *	3,877	51,719
Symantec Corp. *	36,411	568,012

		12,127,558

MATERIALS 3.1%
Chemicals 1.6%
Air Products & Chemicals, Inc.	7,770	503,884
Ashland, Inc.	2,487	155,437
Dow Chemical Co.	33,763	1,346,131
E.I. DuPont de Nemours & Co.	32,107	1,365,511
Eastman Chemical Co.	2,849	160,627
Ecolab, Inc.	6,363	246,312
Engelhard Corp.	4,319	168,139
Hercules, Inc. *	3,940	60,952
International Flavors & Fragrances, Inc.	2,755	98,050
Monsanto Co.	9,401	791,188
PPG Industries, Inc.	5,770	371,242
Praxair, Inc.	11,265	593,665
Rohm & Haas Co.	5,026	253,361
Sigma-Aldrich Corp.	2,334	162,026

		6,276,525

Construction Materials 0.1%
Vulcan Materials Co.	3,504	273,487

Containers & Packaging 0.2%
Ball Corp.	3,640	136,209
Bemis Co., Inc.	3,675	111,720

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2006
Pactiv Corp. *	5,001	$123,375
Sealed Air Corp.	2,841	146,510
Temple-Inland, Inc.	3,869	166,406

		684,220

Metals & Mining 0.9%
Alcoa, Inc.	30,426	965,113
Allegheny Technologies, Inc.	3,017	191,972
Freeport-McMoRan Copper & Gold, Inc., Class B	6,423	359,624
Newmont Mining Corp.	15,593	813,175
NuCor Corp.	5,424	570,984
Phelps Dodge Corp.	7,103	608,656
United States Steel Corp.	3,798	252,111

		3,761,635

Paper & Forest Products 0.3%
International Paper Co.	17,191	584,150
Louisiana-Pacific Corp.	3,701	89,786
MeadWestvaco Corp.	6,333	173,524
Weyerhaeuser Co.	8,490	543,021

		1,390,481

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	135,402	3,528,576
BellSouth Corp.	62,743	2,118,831
CenturyTel, Inc.	4,021	143,751
Citizens Communications Co.	11,463	145,351
Embarq Corp. *	5,178	215,761
Qwest Communications International, Inc. *	54,138	379,507
Verizon Communications, Inc.	102,145	3,187,946

		9,719,723

Wireless Telecommunication Services 0.7%
Alltel Corp.	13,540	837,449
Sprint Nextel Corp.	103,557	2,196,444

		3,033,893

UTILITIES 3.3%
Electric Utilities 1.5%
Allegheny Energy, Inc. *	5,695	207,697
American Electric Power Co., Inc.	13,741	470,904
Edison International	11,371	446,198
Entergy Corp.	7,254	508,578
Exelon Corp.	23,286	1,318,220
FirstEnergy Corp.	11,511	603,407
FPL Group, Inc.	14,084	560,966
Pinnacle West Capital Corp.	3,461	136,329
PPL Corp.	13,270	395,048
Progress Energy, Inc.	8,805	370,162
Southern Co.	25,886	827,575

		5,845,084

Gas Utilities 0.0%
Nicor, Inc.	1,542	63,191

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2006
Peoples Energy Corp.	1,338	$ 50,202

		113,393

Independent Power Producers & Energy Traders 0.4%
AES Corp. *	22,894	421,249
Constellation Energy Group, Inc.	6,228	321,988
Dynegy, Inc., Class A *	12,860	67,901
TXU Corp.	16,150	925,395

		1,736,533

Multi-Utilities 1.4%
Ameren Corp.	7,146	353,655
CenterPoint Energy, Inc.	10,823	129,768
CMS Energy Corp. *	7,704	98,919
Consolidated Edison, Inc.	8,566	377,761
Dominion Resources, Inc.	12,127	880,178
DTE Energy Co.	6,206	250,846
Duke Energy Corp.	43,251	1,220,543
KeySpan Corp.	6,093	243,903
NiSource, Inc.	9,515	207,142
PG&E Corp.	12,052	478,223
Public Service Enterprise Group, Inc.	8,749	557,574
Sempra Energy	9,019	405,584
TECO Energy, Inc.	7,271	109,210
Xcel Energy, Inc.	14,093	264,526

		5,577,832

Total Common Stocks (cost $281,744,850)		402,366,922

	Principal
SHORT-TERM INVESTMENTS 0.8%	Amount	Value
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills, 4.75%, 08/10/2006 ƒ †	$500,000	495,382

	Shares	Value
MUTUAL FUND SHARES 0.7%
Evergreen Institutional Money Market Fund ø	2,818,915	2,818,915

Total Short-Term Investments (cost $3,314,297)		3,314,297

Total Investments (cost $285,059,147) 99.8%		405,681,219
Other Assets and Liabilities 0.2%		899,986

Net Assets 100.0%		$ 406,581,205

*	Non-income producing security
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $1,859,352 at May 31, 2006. The Fund earned $168,442 of income from Wachovia Corporation during the year ended May 31,
2006, which is included in income from affiliate.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2006

The following table shows the percent of total long-term investments by sector as of May 31, 2006:
Financials	21.4%
Information Technology	15.0%
Health Care	12.3%
Industrials	11.8%
Consumer Discretionary	10.4%
Energy	9.9%
Consumer Staples	9.6%
Utilities	3.3%
Telecommunication Services	3.2%
Materials	3.1%

100.0%

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Market Index Growth Fund
May 31, 2006

	Shares	Value

COMMON STOCKS 99.3%
CONSUMER DISCRETIONARY 13.9%
Auto Components 0.1%
Autoliv, Inc.	1,579	$87,792
BorgWarner, Inc.	1,957	128,732
Gentex Corp.	17,835	258,429
Goodyear Tire & Rubber Co. *	8,560	108,883
Johnson Controls, Inc.	4,129	351,667

		935,503

Automobiles 0.2%
Harley-Davidson, Inc.	30,721	1,531,442

Diversified Consumer Services 0.5%
Apollo Group, Inc., Class A *	16,409	858,355
Career Education Corp. *	11,746	382,802
Education Management Corp. *	8,498	364,989
H&R Block, Inc.	37,796	859,859
ITT Educational Services, Inc. *	5,001	325,065
Laureate Education, Inc. *	5,107	241,204
ServiceMaster Co.	20,338	219,650
Weight Watchers International, Inc. *	4,413	184,817

		3,436,741

Hotels, Restaurants & Leisure 2.3%
Applebee's International, Inc.	8,723	176,379
Boyd Gaming Corp.	4,830	217,350
Brinker International, Inc.	10,145	372,321
CBRL Group, Inc.	2,597	97,206
Cheesecake Factory, Inc. *	8,929	261,262
Choice Hotels International, Inc.	3,489	188,650
Darden Restaurants, Inc.	16,949	600,164
GTECH Holdings Corp.	14,305	494,238
Harrah's Entertainment, Inc.	13,037	991,333
Hilton Hotels Corp.	43,667	1,199,096
International Game Technology	39,312	1,463,586
International Speedway Corp., Class A	448	21,746
Las Vegas Sands Corp. *	2,713	191,565
Marriott International, Inc., Class A	20,111	1,454,629
MGM MIRAGE *	13,812	572,645
OSI Restaurant Partners, Inc.	6,726	246,710
Panera Bread Co., Class A *	3,087	199,914
Penn National Gaming, Inc. *	7,746	297,679
Scientific Games Corp., Class A *	6,877	262,220
Sonic Corp. *	9,813	214,316
Starbucks Corp. *	89,149	3,178,162
Starwood Hotels & Resorts Worldwide, Inc.	15,199	928,659
Station Casinos, Inc.	5,897	430,481
Wendy's International, Inc.	6,782	408,819
Wynn Resorts, Ltd. *	5,461	388,823
Yum! Brands, Inc.	31,264	1,575,706

		16,433,659

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2006

Household Durables 0.9%
Beazer Homes USA, Inc.	2,005	$99,749
Black & Decker Corp.	4,778	415,495
Centex Corp.	7,656	365,115
D.R. Horton, Inc.	22,643	596,870
Dolby Laboratories, Inc., Class A *	3,141	69,353
Fortune Brands, Inc.	16,633	1,230,842
Harman International Industries, Inc.	7,702	652,590
Hovnanian Enterprises, Inc., Class A *	3,836	122,100
KB Home	7,689	393,677
Leggett & Platt, Inc.	5,985	151,959
Lennar Corp., Class A	8,830	423,045
M.D.C. Holdings, Inc.	2,290	124,004
Mohawk Industries, Inc. *	1,382	101,853
Newell Rubbermaid, Inc.	5,635	149,102
NVR, Inc. *	538	327,642
Ryland Group, Inc.	4,272	210,225
Standard Pacific Corp.	985	29,619
Stanley Works	6,164	299,262
Tempur-Pedic International, Inc. *	4,250	58,480
Toll Brothers, Inc. *	12,125	342,653
Whirlpool Corp.	661	59,437

		6,223,072

Internet & Catalog Retail 0.3%
Amazon.com, Inc. *	34,912	1,208,304
Expedia, Inc. *	11,288	160,402
IAC/InterActiveCorp. *	10,620	274,315
Liberty Interactive Group, Ser. A *	29,228	524,935

		2,167,956

Leisure Equipment & Products 0.1%
Brunswick Corp.	8,280	297,500
Marvel Entertainment, Inc. *	6,702	128,008
Mattel, Inc.	4,979	83,697
Polaris Industries, Inc.	4,870	216,861
Pool Corp.	6,004	259,313

		985,379

Media 3.1%
Cablevision Systems Corp., Class A *	22,855	449,329
CBS Corp., Class B	14,652	379,633
CKX, Inc. *	2,488	31,249
Clear Channel Communications, Inc.	19,405	597,674
Clear Channel Outdoor Holdings, Inc. *	2,666	58,732
Comcast Corp., Class A *	110,221	3,541,401
DIRECTV Group, Inc. *	67,702	1,188,847
Discovery Holding Co., Class A *	11,691	162,154
Dow Jones & Co., Inc.	6,036	208,725
DreamWorks Animation SKG, Inc. *	4,619	119,863
E.W. Scripps Co., Class A	9,322	431,422
EchoStar Communications Corp., Class A *	26,312	787,518
Getty Images, Inc. *	5,567	365,585
Harte-Hanks, Inc.	6,470	176,890
Interactive Data Corp.	2,017	39,392

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2006

Interpublic Group of Cos. *	42,121	$401,413
John Wiley & Sons, Inc., Class A	5,311	184,982
Lamar Advertising Co., Class A *	7,991	435,669
Liberty Capital Group, Ser. A *	5,847	465,238
Liberty Global, Inc. *	22,971	526,725
Live Nation, Inc. *	2,415	55,062
McGraw-Hill Cos.	42,837	2,210,389
Meredith Corp.	4,880	244,244
News Corp., Class A	107,134	2,043,046
Omnicom Group, Inc.	19,509	1,855,501
R.H. Donnelley Corp.	7,178	393,498
Regal Entertainment Group, Class A	5,015	97,141
Sirius Satellite Radio, Inc. *	160,574	727,400
Time Warner, Inc.	25,887	445,515
Univision Communications, Inc., Class A *	11,966	430,178
Viacom, Inc., Class B *	13,205	498,489
Walt Disney Co.	66,946	2,041,856
Washington Post Co., Class B	549	445,184
Westwood One, Inc.	1,447	11,605
XM Satellite Radio Holdings, Inc., Class A *	29,497	425,347

		22,476,896

Multi-line Retail 1.4%
Dollar General Corp.	37,566	612,326
Dollar Tree Stores, Inc. *	8,555	226,109
Family Dollar Stores, Inc.	13,618	340,178
J.C. Penney Co., Inc.	8,061	489,786
Kohl's Corp. *	35,028	1,880,653
Nordstrom, Inc.	25,121	925,206
Saks, Inc.	1,989	31,923
Sears Holdings Corp. *	5,331	809,619
Target Corp.	101,267	4,953,982

		10,269,782

Specialty Retail 4.5%
Abercrombie & Fitch Co., Class A	9,863	570,575
Advance Auto Parts, Inc. *	12,264	467,504
American Eagle Outfitters, Inc.	13,599	444,007
AnnTaylor Stores Corp. *	3,922	150,840
AutoZone, Inc. *	6,455	585,662
Barnes & Noble, Inc.	1,472	56,201
bebe Stores, Inc.	2,157	32,010
Bed, Bath & Beyond, Inc. *	33,632	1,182,837
Best Buy Co., Inc.	46,274	2,452,522
CarMax, Inc. *	11,935	379,652
Chico's FAS, Inc. *	20,573	616,573
Circuit City Stores, Inc.	8,604	258,550
Claire's Stores, Inc.	9,293	252,491
Dick's Sporting Goods, Inc. *	3,971	154,392
Foot Locker, Inc.	9,333	225,579
Gap, Inc.	64,426	1,172,553
Home Depot, Inc.	246,856	9,410,151
Limited Brands, Inc.	39,519	1,073,336
Lowe's Cos.	88,559	5,515,455
Men's Wearhouse, Inc. *	5,521	186,996
Michaels Stores, Inc.	15,609	606,722

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2006

O'Reilly Automotive, Inc. *		11,433	$362,312
PETsMART, Inc.		16,433	438,432
RadioShack Corp.		15,392	258,893
Rent-A-Center, Inc. *		5,405	128,531
Ross Stores, Inc.		16,894	477,256
Sherwin-Williams Co.		13,265	641,628
Staples, Inc.		84,236	1,978,704
Tiffany & Co.		6,592	225,380
TJX Companies, Inc.		54,970	1,303,339
Urban Outfitters, Inc. *		12,295	228,318
Williams-Sonoma, Inc.		13,200	477,180

			32,314,581

Textiles, Apparel & Luxury Goods	0.5%
Coach, Inc. *		43,126	1,254,104
Columbia Sportswear Co. *		373	17,654
NIKE, Inc., Class B		21,465	1,723,854
Polo Ralph Lauren Corp., Class A		1,522	85,993
Quiksilver, Inc. *		13,494	168,135
Timberland Co., Class A *		5,701	157,519

			3,407,259

CONSUMER STAPLES 12.0%
Beverages 3.0%
Anheuser-Busch Companies, Inc.		54,867	2,504,130
Brown-Forman Corp., Class B		5,920	451,696
Coca-Cola Co.		148,380	6,533,171
Constellation Brands, Inc. *		5,497	135,776
Pepsi Bottling Group, Inc.		3,937	123,386
PepsiCo, Inc.		191,494	11,577,727

			21,325,886

Food & Staples Retailing 3.5%
Costco Wholesale Corp.		20,757	1,098,668
CVS Corp.		92,634	2,584,489
Sysco Corp.		72,392	2,213,747
Wal-Mart Stores, Inc.		288,019	13,954,520
Walgreen Co.		116,916	4,746,790
Whole Foods Market, Inc.		15,744	1,023,360

			25,621,574

Food Products 0.8%
Campbell Soup Co.		13,250	466,268
General Mills, Inc.		1,775	92,105
H.J. Heinz Co.		21,457	908,704
Hershey Co.		18,064	1,028,022
Kellogg Co.		19,393	913,410
McCormick & Co., Inc.		10,453	360,106
Sara Lee Corp.		33,762	572,941
Wm. Wrigley Jr. Co.		25,031	1,144,417

			5,485,973

Household Products 3.4%
Church & Dwight Co.		7,260	262,449
Colgate-Palmolive Co.		43,615	2,631,729
Energizer Holdings, Inc. *		5,802	303,212

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2006

Kimberly-Clark Corp.		24,674	$1,496,972
Procter & Gamble Co.		365,363	19,820,943
Spectrum Brands, Inc. *		3,037	47,073

			24,562,378

Personal Products 0.3%
Alberto-Culver Co.		2,361	109,810
Avon Products, Inc.		53,977	1,711,071
Estee Lauder Companies, Inc., Class A		14,673	600,713

			2,421,594

Tobacco 1.0%
Altria Group, Inc.		95,677	6,922,231
UST, Inc.		9,962	438,428

			7,360,659

ENERGY 4.1%
Energy Equipment & Services	2.1%
Baker Hughes, Inc.		38,743	3,343,521
BJ Services Co.		37,032	1,357,223
Cameron International Corp. *		10,763	504,785
Diamond Offshore Drilling, Inc.		6,690	573,600
Dresser-Rand Group, Inc. *		2,618	63,251
ENSCO International, Inc.		12,406	620,176
FMC Technologies, Inc. *		7,910	527,913
Grant Prideco, Inc. *		14,972	719,255
Halliburton Co.		51,010	3,804,836
Helmerich & Payne, Inc.		3,846	252,913
National Oilwell Varco, Inc. *		11,451	756,453
Patterson-UTI Energy, Inc.		19,392	579,821
Pride International, Inc. *		9,670	312,824
Rowan Companies, Inc.		7,281	289,929
Smith International, Inc.		24,284	994,673
Tidewater, Inc.		2,531	128,372
Unit Corp. *		4,977	298,222

			15,127,767

Oil, Gas & Consumable Fuels 2.0%
Arch Coal, Inc.		5,746	277,877
Chesapeake Energy Corp.		16,104	492,621
Consol Energy, Inc.		7,289	643,254
Denbury Resources, Inc. *		12,982	410,231
EOG Resources, Inc.		27,359	1,796,392
Kinder Morgan, Inc.		11,241	1,129,496
Massey Energy Co.		9,358	349,241
Murphy Oil Corp.		18,855	994,224
Newfield Exploration Co. *		10,508	449,007
Noble Energy, Inc.		2,510	109,085
Peabody Energy Corp.		29,907	1,864,402
Pioneer Natural Resources Co.		794	32,403
Plains Exploration & Production Co. *		8,851	315,981
Quicksilver Resources, Inc. *		6,432	225,570
Range Resources Corp.		14,816	383,734
Southwestern Energy Co. *		19,063	615,735
Sunoco, Inc.		12,359	847,704
Tesoro Corp.		4,382	298,458

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2006

Western Gas Resources, Inc.	6,032	$295,628
Williams Cos.	38,775	876,315
XTO Energy, Inc.	41,275	1,701,356

		14,108,714

FINANCIALS 6.8%
Capital Markets 1.8%
Affiliated Managers Group, Inc. *	3,581	323,006
Ameriprise Financial, Inc.	25,018	1,145,074
Blackrock, Inc., Class A	2,262	303,108
Charles Schwab Corp.	120,269	2,003,681
Eaton Vance Corp.	15,230	403,900
Federated Investors, Inc., Class B	8,811	283,009
Franklin Resources, Inc.	18,473	1,661,646
Goldman Sachs Group, Inc.	6,309	952,344
Investors Financial Services Corp.	7,639	334,130
Legg Mason, Inc.	14,163	1,358,657
Mellon Financial Corp.	3,581	129,561
Morgan Stanley	12,278	732,014
Northern Trust Corp.	12,646	707,164
Nuveen Investments, Inc., Class A	5,925	266,092
SEI Investments Co.	7,258	329,441
State Street Corp.	11,052	686,329
T. Rowe Price Group, Inc.	14,890	1,177,799
TD Ameritrade Holding Corp. *	15,617	265,489

		13,062,444

Commercial Banks 0.5%
Bank of Hawaii Corp.	700	35,511
Commerce Bancorp, Inc.	18,511	727,297
Cullen/Frost Bankers, Inc.	467	26,479
East West Bancorp, Inc.	6,930	276,853
Fifth Third Bancorp	3,794	144,172
Synovus Financial Corp.	35,576	936,005
TCF Financial Corp.	11,122	296,957
TD Banknorth, Inc.	1,463	41,900
Wachovia Corp. °	1	54
Wells Fargo & Co.	19,488	1,293,419

		3,778,647

Consumer Finance 1.5%
American Express Co.	125,093	6,800,055
AmeriCredit Corp. *	6,182	179,525
Capital One Financial Corp.	9,671	800,469
First Marblehead Corp.	2,979	135,157
Nelnet, Inc., Class A *	1,984	74,142
SLM Corp.	47,976	2,579,190
Student Loan Corp.	457	84,984

		10,653,522

Diversified Financial Services 0.5%
CBOT Holdings, Inc. *	78	8,148
Chicago Mercantile Exchange Holdings, Inc.	3,917	1,728,572
Moody's Corp.	28,802	1,506,345

		3,243,065

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2006

Insurance 1.5%
AFLAC, Inc.	45,668	$2,137,262
Ambac Financial Group, Inc.	2,737	219,370
American International Group, Inc.	77,933	4,738,326
Arthur J. Gallagher & Co.	8,761	232,867
Brown & Brown, Inc.	12,510	381,180
Erie Indemnity Co., Class A	966	48,880
HCC Insurance Holdings, Inc.	6,173	189,449
Markel Corp. *	493	166,511
MBIA, Inc.	960	54,845
Philadelphia Consolidated Holding Co. *	4,914	162,899
Progressive Corp.	82,932	2,268,190
Prudential Financial, Inc.	3,811	290,208
The Hanover Insurance Group, Inc.	428	20,266
TransAtlantic Holdings, Inc.	214	12,305
Unitrin, Inc.	2,670	119,643
W.R. Berkley Corp.	3,446	118,439

		11,160,640

Real Estate Investment Trusts 0.5%
CapitalSource, Inc.	8,016	187,975
Federal Realty Investment Trust	2,312	158,095
General Growth Properties, Inc.	10,105	442,195
Global Signal, Inc.	1,715	78,547
Host Hotels & Resorts, Inc.	9,310	186,852
KKR Financial Corp.	520	11,206
Macerich Co.	2,401	165,453
Mills Corp.	6,414	198,000
New Century Financial Corp.	2,804	130,582
Prologis	2,409	119,125
Public Storage, Inc.	7,421	531,937
Simon Property Group, Inc.	7,149	569,275
SL Green Realty Corp.	430	42,660
United Dominion Realty Trust, Inc.	6,561	177,213
Ventas, Inc.	11,773	381,916

		3,381,031

Real Estate Management & Development 0.2%
CB Richard Ellis Group, Inc., Class A *	5,725	442,943
Forest City Enterprises, Inc.	7,543	338,681
St. Joe Co.	8,688	408,510

		1,190,134

Thrifts & Mortgage Finance 0.3%
Countrywide Financial Corp.	5,511	210,961
Golden West Financial Corp.	12,073	882,536
Hudson City Bancorp, Inc.	68,343	935,616
IndyMac Bancorp, Inc.	3,758	172,492
People's Bank	6,759	222,506

		2,424,111

HEALTH CARE 18.4%
Biotechnology 3.2%
Amgen, Inc. *	141,512	9,564,796
Biogen Idec, Inc. *	17,774	828,802

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2006

Celgene Corp. *	38,158	$1,581,649
Cephalon, Inc. *	6,637	396,362
Genentech, Inc. *	53,036	4,399,867
Genzyme Corp. *	28,850	1,716,575
Gilead Sciences, Inc. *	51,667	2,962,069
ImClone Systems, Inc. *	7,910	316,400
MedImmune, Inc. *	28,333	901,556
Millennium Pharmaceuticals, Inc. *	17,658	151,152
OSI Pharmaceuticals, Inc. *	6,338	181,394
PDL BioPharma, Inc. *	12,898	261,184

		23,261,806

Health Care Equipment & Supplies 3.7%
Advanced Medical Optics, Inc. *	7,854	355,943
Bausch & Lomb, Inc.	5,407	265,754
Baxter International, Inc.	75,270	2,837,679
Beckman Coulter, Inc.	7,072	391,082
Becton, Dickinson & Co.	28,877	1,745,037
Biomet, Inc.	28,802	1,014,118
Boston Scientific Corp. *	146,369	3,026,911
C.R. Bard, Inc.	12,020	889,600
Cooper Cos.	4,012	189,968
Cytyc Corp. *	13,033	342,507
Dade Behring Holdings, Inc.	10,125	377,156
Dentsply International, Inc.	9,191	549,622
Edwards Lifesciences Corp. *	6,808	301,867
Gen-Probe, Inc. *	5,780	312,120
Hillenbrand Industries, Inc.	2,137	108,004
Hospira, Inc. *	8,731	391,236
IDEXX Laboratories, Inc. *	3,727	284,855
Kinetic Concepts, Inc. *	5,500	213,950
Medtronic, Inc.	138,315	6,983,524
ResMed, Inc. *	8,623	392,002
Respironics, Inc. *	8,185	278,454
St. Jude Medical, Inc. *	41,431	1,412,797
Stryker Corp.	33,514	1,471,265
Varian Medical Systems, Inc. *	15,110	708,659
Zimmer Holdings, Inc. *	28,241	1,709,992

		26,554,102

Health Care Providers & Services 4.1%
Aetna, Inc.	53,142	2,043,841
AMERIGROUP Corp. *	5,850	167,895
Cardinal Health, Inc.	31,784	2,126,668
Caremark Rx, Inc. *	46,428	2,227,151
Community Health Systems, Inc. *	9,030	340,431
Coventry Health Care, Inc. *	18,419	962,393
DaVita, Inc. *	11,447	606,233
Express Scripts, Inc. *	14,217	1,041,822
HCA, Inc.	46,649	2,073,548
Health Management Associates, Inc.	25,346	528,464
Health Net, Inc. *	7,602	327,038
Henry Schein, Inc. *	9,920	457,213
Humana, Inc. *	13,936	705,580
Laboratory Corporation of America Holdings *	14,329	850,569
Lifepoint Hospitals, Inc. *	6,268	221,448

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2006

Lincare Holdings, Inc. *	10,510	$392,023
Manor Care, Inc.	9,006	418,239
McKesson Corp.	13,550	670,725
Medco Health Solutions, Inc. *	24,754	1,334,241
Omnicare, Inc.	4,289	198,838
Patterson Companies, Inc. *	15,714	538,205
Quest Diagnostics, Inc.	18,349	1,022,773
Sierra Health Services, Inc. *	4,707	193,928
Tenet Healthcare Corp. *	7,823	61,958
Triad Hospitals, Inc. *	3,625	146,015
UnitedHealth Group, Inc.	155,752	6,846,858
Universal Health Services, Inc., Class B	3,649	185,223
VCA Antech, Inc. *	9,410	283,429
WellPoint, Inc. *	37,994	2,719,611

		29,692,360

Health Care Technology 0.2%
Cerner Corp. *	7,294	277,026
Emdeon Corp. *	25,006	290,320
IMS Health, Inc.	22,784	614,712

		1,182,058

Life Sciences Tools & Services 0.5%
Affymetrix, Inc. *	7,590	208,801
Charles River Laboratories International, Inc. *	3,833	153,473
Covance, Inc. *	7,206	425,658
Fisher Scientific International, Inc. *	7,225	536,456
Invitrogen Corp. *	2,770	176,560
Millipore Corp. *	6,084	422,230
PerkinElmer, Inc.	7,754	161,748
Pharmaceutical Product Development, Inc.	11,052	401,519
Techne Corp.	4,397	240,428
Thermo Electron Corp. *	6,728	247,187
Waters Corp. *	11,893	495,344

		3,469,404

Pharmaceuticals 6.7%
Abbott Laboratories	155,162	6,625,417
Abraxis BioScience, Inc.	2,923	83,715
Allergan, Inc.	16,847	1,597,433
Barr Pharmaceuticals, Inc. *	11,808	622,282
Bristol-Myers Squibb Co.	90,509	2,221,996
Eli Lilly & Co.	104,694	5,406,398
Endo Pharmaceuticals Holdings, Inc. *	5,839	171,316
Forest Laboratories, Inc. *	37,267	1,396,767
Johnson & Johnson	340,040	20,477,209
Kos Pharmaceuticals, Inc. *	1,763	75,650
Merck & Co., Inc.	58,198	1,937,411
Mylan Laboratories, Inc.	7,099	148,440
Schering-Plough Corp.	168,683	3,215,098
Sepracor, Inc. *	11,981	620,256
Valeant Pharmaceuticals International	10,583	182,028
Wyeth	76,225	3,486,532

		48,267,948

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2006

INDUSTRIALS 15.5%
Aerospace & Defense 3.0%
Alliant Techsystems, Inc. *	3,026	$236,210
Boeing Co.	94,494	7,866,625
Goodrich Corp.	13,785	587,655
L-3 Communications Holdings, Inc.	7,912	577,259
Lockheed Martin Corp.	42,243	3,062,195
Precision Castparts Corp.	5,092	293,452
Raytheon Co.	11,480	526,358
Rockwell Collins Corp.	20,374	1,112,420
United Technologies Corp.	117,059	7,318,529

		21,580,703

Air Freight & Logistics 1.6%
C.H. Robinson Worldwide, Inc.	19,584	862,479
Expeditors International of Washington, Inc.	12,195	1,200,598
FedEx Corp.	34,544	3,774,623
United Parcel Service, Inc., Class B	70,188	5,653,643

		11,491,343

Airlines 0.2%
AMR Corp. *	21,657	534,062
JetBlue Airways Corp. *	17,387	181,172
Southwest Airlines Co.	44,242	712,296

		1,427,530

Building Products 0.3%
American Standard Companies, Inc.	21,405	909,498
Masco Corp.	37,280	1,156,426

		2,065,924

Commercial Services & Supplies 1.1%
ACCO Brands Corp. *	4,854	110,477
Allied Waste Industries, Inc. *	8,445	100,749
ARAMARK Corp., Class B	8,195	268,386
Avery Dennison Corp.	7,776	461,817
Brink's Co.	4,075	223,921
Cendant Corp.	11,785	190,563
ChoicePoint, Inc. *	10,316	459,165
Cintas Corp.	16,058	680,217
Copart, Inc. *	7,683	210,822
Corporate Executive Board Co.	4,730	481,136
Dun & Bradstreet Corp. *	7,788	567,512
Equifax, Inc.	11,089	400,091
Herman Miller, Inc.	7,586	221,663
HNI Corp.	5,940	310,068
Manpower, Inc.	2,750	181,033
Monster Worldwide, Inc. *	12,536	612,634
Pitney Bowes, Inc.	13,810	563,172
Robert Half International, Inc.	19,609	804,753
Steelcase, Inc.	3,316	61,479
Stericycle, Inc. *	5,054	336,950
Waste Management, Inc.	17,799	651,799
West Corp. *	2,341	113,585

		8,011,992

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2006

Construction & Engineering 0.2%
Fluor Corp.	9,901	$867,922
Jacobs Engineering Group, Inc. *	5,255	410,047

		1,277,969

Electrical Equipment 0.8%
American Power Conversion Corp.	19,060	375,101
Ametek, Inc.	7,965	363,443
Emerson Electric Co.	39,932	3,295,189
Hubbell, Inc., Class B	444	22,355
Rockwell Automation, Inc.	21,037	1,436,406
Roper Industries, Inc.	8,370	392,051
Thomas & Betts Corp. *	3,087	177,503

		6,062,048

Industrial Conglomerates 5.5%
3M Co.	88,004	7,362,415
Carlisle Cos.	1,737	141,044
General Electric Co.	919,333	31,496,348
Textron, Inc.	3,177	288,885

		39,288,692

Machinery 2.5%
Caterpillar, Inc.	78,149	5,700,969
Cummins, Inc.	2,986	329,087
Danaher Corp.	26,979	1,729,624
Deere & Co.	2,875	246,100
Donaldson Co., Inc.	8,497	282,185
Dover Corp.	15,609	762,344
Eaton Corp.	4,842	356,081
Graco, Inc.	7,912	363,715
Harsco Corp.	4,172	338,015
IDEX Corp.	4,663	225,456
Illinois Tool Works, Inc.	53,720	2,667,198
ITT Industries, Inc.	19,335	1,008,320
Joy Global, Inc.	13,767	739,839
Navistar International Corp. *	7,095	188,585
Oshkosh Truck Corp.	8,316	439,501
Paccar, Inc.	17,336	1,332,272
Pall Corp.	1,224	36,830
Parker Hannifin Corp.	5,965	465,389
Pentair, Inc.	9,786	334,290
Timken Co.	4,554	143,132
Toro Co.	4,944	238,647

		17,927,579

Road & Rail 0.2%
Con-Way, Inc.	6,019	355,663
J.B. Hunt Transport Services, Inc.	13,425	328,510
Landstar System, Inc.	6,829	301,773
Norfolk Southern Corp.	6,796	358,557
Ryder System, Inc.	2,539	137,182
Swift Transportation Co., Inc. *	2,254	64,555

		1,546,240

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2006
Trading Companies & Distributors 0.1%
Fastenal Co.	14,282	$614,126
MSC Industrial Direct Co., Class A	5,319	245,897
W.W. Grainger, Inc.	1,622	117,044

		977,067

INFORMATION TECHNOLOGY 25.1%
Communications Equipment 4.7%
Andrew Corp. *	4,718	47,746
Avaya, Inc. *	38,732	457,425
Cisco Systems, Inc. *	698,094	13,738,490
Comverse Technology, Inc. *	20,400	459,408
Corning, Inc. *	174,301	4,226,799
F5 Networks, Inc. *	4,528	219,698
Harris Corp.	12,800	521,216
JDS Uniphase Corp. *	91,503	277,254
Juniper Networks, Inc. *	45,306	721,725
Motorola, Inc.	224,620	4,737,236
QUALCOMM, Inc.	186,809	8,445,635

		33,852,632

Computers & Peripherals 4.7%
Apple Computer, Inc. *	94,221	5,631,589
Avid Technology, Inc. *	4,470	176,073
Dell, Inc. *	263,816	6,695,650
Diebold, Inc.	6,994	297,315
EMC Corp. *	274,769	3,517,043
International Business Machines Corp.	156,264	12,485,494
Lexmark International, Inc., Class A *	12,384	708,984
NCR Corp. *	5,298	207,046
Network Appliance, Inc. *	41,870	1,339,840
QLogic Corp. *	18,404	329,064
SanDisk Corp. *	16,862	948,825
Sun Microsystems, Inc. *	229,802	1,070,877
Western Digital Corp. *	24,346	495,441

		33,903,241

Electronic Equipment & Instruments 0.7%
Agilent Technologies, Inc. *	41,431	1,445,528
Amphenol Corp., Class A	10,087	560,333
Avnet, Inc. *	5,063	111,791
AVX Corp.	1,308	21,412
CDW Corp.	7,105	397,383
Flir Systems, Inc. *	6,980	178,199
Ingram Micro, Inc., Class A *	7,368	127,172
Jabil Circuit, Inc.	18,694	650,925
Mettler-Toledo International, Inc. *	3,758	243,481
Molex, Inc.	8,041	285,455
National Instruments Corp.	6,298	176,407
Sanmina-SCI Corp. *	30,170	141,799
Solectron Corp. *	49,420	175,935
Symbol Technologies, Inc.	23,598	280,108
Tech Data Corp. *	1,932	70,132
Tektronix, Inc.	2,326	72,478
Trimble Navigation, Ltd. *	6,034	277,202
See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2006

Vishay Intertechnology, Inc. *	5,568	$90,480

		5,306,220

Internet Software & Services 2.3%
Akamai Technologies, Inc. *	15,451	483,462
eBay, Inc. *	124,564	4,086,945
Google, Inc., Class A *	18,851	7,009,179
VeriSign, Inc. *	28,179	632,618
Yahoo!, Inc. *	138,453	4,373,730

		16,585,934

IT Services 2.0%
Affiliated Computer Services, Inc., Class A *	8,274	413,038
Alliance Data Systems Corp. *	9,534	505,969
Automatic Data Processing, Inc.	66,708	3,033,213
BISYS Group, Inc. *	5,899	87,010
CACI International, Inc., Class A *	3,424	208,590
Ceridian Corp. *	8,236	200,382
CheckFree Corp. *	8,019	400,389
Cognizant Technology Solutions Corp., Class A *	15,484	913,556
DST Systems, Inc. *	7,248	426,182
Electronic Data Systems Corp.	13,647	334,624
Fidelity National Information Services, Inc.	20,024	735,682
First Data Corp.	89,041	4,105,681
Fiserv, Inc. *	20,461	882,892
Global Payments, Inc.	7,500	349,350
Hewitt Associates, Inc., Class A *	2,479	66,016
Iron Mountain, Inc. *	12,521	462,526
Paychex, Inc.	37,955	1,393,328
SRA International, Inc., Class A *	3,345	105,234
Total System Services, Inc.	4,259	76,960

		14,700,622

Office Electronics 0.1%
Zebra Technologies Corp., Class A *	8,232	290,672

Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices, Inc. *	28,955	894,420
Agere Systems, Inc. *	19,367	288,762
Altera Corp. *	42,493	831,163
Analog Devices, Inc.	42,312	1,427,184
Applied Materials, Inc.	190,724	3,225,143
Broadcom Corp., Class A *	51,648	1,746,219
Cree, Inc. *	8,605	220,718
Freescale Semiconductor, Inc., Class B *	5,697	177,803
Intel Corp.	665,141	11,985,841
International Rectifier Corp. *	6,345	282,670
Intersil Corp.	7,789	208,823
KLA-Tencor Corp.	22,514	923,974
Lam Research Corp. *	15,850	709,921
Linear Technology Corp.	34,992	1,180,980
LSI Logic Corp. *	16,408	159,650
Maxim Integrated Products, Inc.	37,505	1,152,529
MEMC Electronic Materials, Inc. *	15,807	553,561
Microchip Technology, Inc.	23,842	817,780
Micron Technology, Inc. *	36,730	608,249

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2006

National Semiconductor Corp.	39,919	$1,025,120
Novellus Systems, Inc. *	6,844	158,507
NVIDIA Corp. *	38,864	893,095
Teradyne, Inc. *	15,561	242,285
Texas Instruments, Inc.	178,169	5,564,218
Xilinx, Inc.	39,854	1,036,204

		36,314,819

Software 5.6%
Activision, Inc. *	27,291	356,693
Adobe Systems, Inc. *	67,818	1,941,629
Autodesk, Inc.	26,073	948,796
BEA Systems, Inc. *	2,748	37,263
BMC Software, Inc. *	11,045	222,557
CA, Inc.	38,430	835,084
Cadence Design Systems, Inc. *	14,566	262,771
Citrix Systems, Inc. *	20,409	766,970
Compuware Corp. *	19,843	146,045
Electronic Arts, Inc. *	35,214	1,481,453
Fair Isaac Corp.	5,825	207,195
Hyperion Solutions Corp. *	6,928	198,903
Intuit, Inc. *	17,849	986,871
McAfee, Inc. *	18,610	440,127
Microsoft Corp.	999,740	22,644,111
NAVTEQ Corp. *	10,253	428,063
Oracle Corp. *	447,956	6,369,934
Red Hat, Inc. *	20,211	529,932
Reynolds & Reynolds Co., Class A	755	21,148
Salesforce.com, Inc. *	8,228	242,808
Symantec Corp. *	82,613	1,288,763
Synopsys, Inc. *	2,755	56,285
Take-Two Interactive Software, Inc. *	6,908	112,531

		40,525,932

MATERIALS 2.1%
Chemicals 1.4%
Air Products & Chemicals, Inc.	2,700	175,095
Airgas, Inc.	393	15,048
Cabot Corp.	504	16,698
Chemtura Corp.	9,734	95,685
Dow Chemical Co.	103,768	4,137,230
E.I. DuPont de Nemours & Co.	17,557	746,699
Ecolab, Inc.	20,940	810,587
International Flavors & Fragrances, Inc.	10,771	383,340
Monsanto Co.	24,074	2,026,068
Nalco Holding Co. *	9,509	163,650
Praxair, Inc.	32,368	1,705,794
Rohm & Haas Co.	1,341	67,600
Scotts Miracle-Gro Co., Class A	786	34,317
Sigma-Aldrich Corp.	732	50,815

		10,428,626

Construction Materials 0.2%
Florida Rock Industries, Inc.	5,354	281,620
Martin Marietta Materials, Inc.	4,429	405,298

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2006

Vulcan Materials Co.	7,742	$604,263

		1,291,181

Containers & Packaging 0.1%
Ball Corp.	1,677	62,753
Crown Holdings, Inc. *	18,997	306,422
Pactiv Corp. *	1,759	43,395
Sealed Air Corp.	3,341	172,295

		584,865

Metals & Mining 0.4%
Allegheny Technologies, Inc.	11,038	702,348
Freeport-McMoRan Copper & Gold, Inc., Class B	20,547	1,150,427
Phelps Dodge Corp.	12,452	1,067,012
Southern Copper Corp.	2,963	252,299

		3,172,086

TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.0%
Embarq Corp. *	2,771	115,447
PanAmSat Holding Corp.	2,391	60,253

		175,700

Wireless Telecommunication Services 0.7%
Alltel Corp.	5,414	334,856
American Tower Corp., Class A *	45,017	1,394,177
Crown Castle International Corp. *	16,234	515,754
Nextel Partners, Inc., Class A *	19,057	541,219
NII Holdings, Inc., Class B *	14,216	774,203
Sprint Nextel Corp.	55,410	1,175,246
Telephone & Data Systems, Inc.	1,478	57,612
U.S. Cellular Corp. *	577	34,620

		4,827,687

UTILITIES 0.7%
Gas Utilities 0.1%
Equitable Resources, Inc.	12,552	422,375
Questar Corp.	2,318	170,813

		593,188

Independent Power Producers & Energy Traders 0.6%
AES Corp. *	74,694	1,374,370
TXU Corp.	54,817	3,141,014

		4,515,384

Water Utilities 0.0%
Aqua America, Inc.	1,534	35,987

Total Common Stocks (cost $569,692,216)		716,279,950

EXCHANGE TRADED FUND 0.6%
iShares Russell 1000 Growth Index Fund (cost $4,370,844)	87,163	4,415,677

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2006

	Principal
SHORT-TERM INVESTMENTS 0.0%	Amount	Value
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bill, 4.57%, 07/13/2006 ƒ †	$ 100,000	$ 99,467

	Shares	Value
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund ø	86,000	86,000

Total Short-Term Investments (cost $185,467)		185,467

Total Investments (cost $574,248,527) 99.9%		720,881,094
Other Assets and Liabilities 0.1%		889,808

Net Assets 100.0%		$ 721,770,902

*   Non-income producing security

°   Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of
      $46 at May 31, 2006. The Fund earned $825 of income from Wachovia Corporation during the year ended
      May 31, 2006, which is included in income from affiliates.

ƒ  All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
      Rate shown represents the yield to maturity at date of purchase.

ø  Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by sector as of May 31, 2006:
Information Technology	25.1%
Health Care	18.4%
Industrials	15.5%
Consumer Discretionary	13.9%
Consumer Staples	12.0%
Financials	6.8%
Energy	4.1%
Materials	2.1%
Utilities	0.7%
Telecommunication Services	0.7%
Other	0.7%

100.0%

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Market Index Value Fund
May 31, 2006

		Shares	Value

COMMON STOCKS 97.9%
CONSUMER DISCRETIONARY	8.5%
Auto Components 0.4%
Autoliv, Inc.		5,347	$297,293
BorgWarner, Inc.		3,012	198,129
Goodyear Tire & Rubber Co. *		6,105	77,656
Johnson Controls, Inc.		11,930	1,016,078
Lear Corp.		5,133	121,652
TRW Automotive Holdings Corp. *		3,287	90,031

			1,800,839

Automobiles 0.4%
Ford Motor Co.		135,310	968,819
General Motors Corp.		35,346	951,868

			1,920,687

Distributors 0.1%
Genuine Parts Co.		13,347	574,722

Diversified Consumer Services 0.1%
Laureate Education, Inc. *		363	17,145
Service Corporation International		23,715	189,483
ServiceMaster Co.		8,663	93,560

			300,188

Hotels, Restaurants & Leisure 0.9%
CBRL Group, Inc.		1,898	71,042
Harrah's Entertainment, Inc.		5,189	394,571
International Speedway Corp., Class A		2,378	115,428
McDonald's Corp.		96,972	3,216,561
OSI Restaurant Partners, Inc.		328	12,031
Starwood Hotels & Resorts Worldwide, Inc.		6,366	388,963
Wendy's International, Inc.		4,256	256,552

			4,455,148

Household Durables 0.7%
American Greetings Corp., Class A		4,136	93,019
Beazer Homes USA, Inc.		1,837	91,391
Black & Decker Corp.		2,605	226,531
Centex Corp.		4,560	217,466
D.R. Horton, Inc.		5,660	149,198
KB Home		1,054	53,965
Leggett & Platt, Inc.		10,504	266,696
Lennar Corp., Class A		4,348	208,313
M.D.C. Holdings, Inc.		912	49,385
Meritage Homes Corp. *		1,723	92,335
Mohawk Industries, Inc. *		3,061	225,596
Newell Rubbermaid, Inc.		17,292	457,546
Pulte Homes, Inc.		16,418	533,092
Ryland Group, Inc.		746	36,711
Snap-On, Inc.		4,422	185,193
Standard Pacific Corp.		4,529	136,187
Stanley Works		2,211	107,344

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2006

Whirlpool Corp.	4,953	$445,374

		3,575,342

Internet & Catalog Retail 0.1%
Expedia, Inc. *	6,280	89,239
IAC/InterActiveCorp. *	5,908	152,604
Liberty Interactive Group, Ser. A *	34,020	611,004

		852,847

Leisure Equipment & Products 0.2%
Brunswick Corp.	1,886	67,764
Eastman Kodak Co.	21,966	529,601
Hasbro, Inc.	11,991	222,313
Mattel, Inc.	26,410	443,952

		1,263,630

Media 4.3%
Belo Corp.	6,782	117,193
CBS Corp., Class B	44,657	1,157,063
Clear Channel Communications, Inc.	26,239	808,161
Clear Channel Outdoor Holdings, Inc. *	894	19,695
Comcast Corp., Class A *	81,832	2,629,262
DIRECTV Group, Inc. *	4,316	75,789
Discovery Holding Co., Class A *	13,608	188,743
Gannett Co., Inc.	19,003	1,026,352
Hearst-Argyle Television, Inc.	2,258	50,037
Interactive Data Corp.	1,468	28,670
Interpublic Group of Cos. *	4,174	39,778
Knight Ridder, Inc.	5,132	318,235
Lamar Advertising Co., Class A *	1,080	58,882
Lee Enterprises, Inc.	3,471	99,236
Liberty Capital Group, Ser. A *	6,804	541,398
Liberty Global, Inc. *	20,623	472,885
Live Nation, Inc. *	3,265	74,442
McClatchy Co., Class A	1,559	70,139
New York Times Co., Class A	11,068	267,403
News Corp., Class A	106,623	2,033,301
NTL, Inc. *	19,648	524,209
Time Warner, Inc.	303,414	5,221,755
Tribune Co.	18,217	543,595
Univision Communications, Inc., Class A *	7,942	285,515
Viacom, Inc., Class B *	40,246	1,519,287
Walt Disney Co.	111,850	3,411,425
Warner Music Group Corp.	2,499	65,474
Washington Post Co., Class B	56	45,410
Westwood One, Inc.	4,470	35,849

		21,729,183

Multi-line Retail 0.6%
Dillard's, Inc., Class A	4,888	133,051
Dollar Tree Stores, Inc. *	2,620	69,247
Family Dollar Stores, Inc.	2,768	69,145
Federated Department Stores, Inc.	20,827	1,516,830
J.C. Penney Co., Inc.	10,422	633,241
Saks, Inc.	8,173	131,177

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2006

Sears Holdings Corp. *	4,006	$608,391

		3,161,082

Specialty Retail 0.5%
AnnTaylor Stores Corp. *	2,959	113,803
AutoNation, Inc. *	11,110	240,976
Barnes & Noble, Inc.	2,690	102,704
Borders Group, Inc.	5,109	106,063
Circuit City Stores, Inc.	7,788	234,029
Claire's Stores, Inc.	548	14,889
Foot Locker, Inc.	5,718	138,204
Office Depot, Inc. *	22,622	940,397
OfficeMax, Inc.	5,409	223,554
Rent-A-Center, Inc. *	1,814	43,137
Tiffany & Co.	6,643	227,124

		2,384,880

Textiles, Apparel & Luxury Goods 0.2%
Columbia Sportswear Co. *	895	42,360
Jones Apparel Group, Inc.	8,737	283,428
Liz Claiborne, Inc.	8,364	323,436
Polo Ralph Lauren Corp., Class A	3,208	181,252
VF Corp.	6,674	419,995

		1,250,471

CONSUMER STAPLES 5.6%
Beverages 1.0%
Anheuser-Busch Companies, Inc.	22,690	1,035,572
Brown-Forman Corp., Class B	326	24,874
Coca-Cola Co.	60,073	2,645,014
Coca-Cola Enterprises, Inc.	23,071	453,576
Constellation Brands, Inc., Class A *	10,974	271,058
Molson Coors Brewing Co., Class B	3,587	232,366
Pepsi Bottling Group, Inc.	8,030	251,660
PepsiAmericas, Inc.	4,944	110,399

		5,024,519

Food & Staples Retailing 0.9%
Albertsons, Inc.	28,177	721,613
BJ's Wholesale Club, Inc. *	5,286	155,937
Costco Wholesale Corp.	22,658	1,199,288
Kroger Co.	55,757	1,121,273
Rite Aid Corp. *	39,856	187,323
Safeway, Inc.	34,291	808,582
SUPERVALU, Inc.	10,412	303,614

		4,497,630

Food Products 1.6%
Archer-Daniels-Midland Co.	50,226	2,087,895
Campbell Soup Co.	8,794	309,461
ConAgra Foods, Inc.	39,623	895,480
Dean Foods Co. *	10,735	383,240
Del Monte Foods Co.	15,247	180,524
General Mills, Inc.	21,214	1,100,794
H.J. Heinz Co.	12,427	526,283
Hershey Co.	980	55,772

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2006

Hormel Foods Corp.	5,666	$203,466
J.M. Smucker Co.	3,933	163,062
Kellogg Co.	6,190	291,549
Kraft Foods, Inc., Class A	19,157	634,097
McCormick & Co., Inc.	3,352	115,476
Pilgrim's Pride Corp.	1,151	31,112
Sara Lee Corp.	37,646	638,853
Smithfield Foods, Inc. *	6,616	183,991
TreeHouse Foods, Inc. *	2,303	57,552
Tyson Foods, Inc., Class A	18,504	296,249

		8,154,856

Household Products 0.5%
Clorox Co.	11,794	745,263
Colgate-Palmolive Co.	10,847	654,508
Energizer Holdings, Inc. *	846	44,212
Kimberly-Clark Corp.	20,095	1,219,163
Spectrum Brands, Inc. *	794	12,307

		2,675,453

Personal Products 0.0%
Alberto-Culver Co.	4,122	191,714

Tobacco 1.6%
Altria Group, Inc.	94,432	6,832,155
Carolina Group	5,853	271,813
Reynolds American, Inc.	6,540	719,008
UST, Inc.	5,982	263,268

		8,086,244

ENERGY 13.6%
Energy Equipment & Services 0.2%
Cameron International Corp. *	1,645	77,150
Dresser-Rand Group, Inc. *	314	7,586
ENSCO International, Inc.	3,308	165,367
Helmerich & Payne, Inc.	1,343	88,316
National Oilwell Varco, Inc. *	5,502	363,462
Pride International, Inc. *	5,623	181,904
Rowan Companies, Inc.	3,413	135,906
Tidewater, Inc.	2,946	149,421
Unit Corp. *	179	10,726

		1,179,838

Oil, Gas & Consumable Fuels 13.4%
Anadarko Petroleum Corp.	36,068	1,791,498
Apache Corp.	25,109	1,629,072
Arch Coal, Inc.	7,078	342,292
Chesapeake Energy Corp.	17,283	528,687
Chevron Corp.	173,380	10,366,390
ConocoPhillips	127,797	8,088,272
Consol Energy, Inc.	2,110	186,208
Devon Energy Corp.	33,992	1,949,781
El Paso Corp.	49,313	767,803
Exxon Mobil Corp.	487,027	29,664,815
Forest Oil Corp.	4,041	131,898
Hess Corp.	5,975	896,250

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2006

Kerr-McGee Corp.	8,806	$940,921
Kinder Morgan, Inc.	438	44,010
Marathon Oil Corp.	27,791	2,085,715
Newfield Exploration Co. *	2,640	112,807
Noble Energy, Inc.	11,647	506,179
Occidental Petroleum Corp.	32,201	3,190,797
Overseas Shipholding Group, Inc.	2,269	116,513
Pioneer Natural Resources Co.	9,303	379,655
Pogo Producing Co.	4,667	210,295
Sunoco, Inc.	2,265	155,356
Tesoro Corp.	2,275	154,950
Valero Energy Corp.	45,359	2,782,775
Western Gas Resources, Inc.	308	15,095
Williams Cos.	17,731	400,721

		67,438,755

FINANCIALS 36.2%
Capital Markets 4.9%
A.G. Edwards, Inc.	5,892	315,811
Allied Capital Corp.	10,222	307,478
American Capital Strategies, Ltd.	10,091	345,617
Bank of New York Co.	59,414	1,974,327
Bear Stearns Cos.	9,132	1,221,405
E*TRADE Financial Corp. *	31,872	773,533
Federated Investors, Inc., Class B	506	16,253
Goldman Sachs Group, Inc.	25,716	3,881,830
Janus Capital Group, Inc.	16,481	296,823
Jefferies Group, Inc.	7,844	229,358
Lehman Brothers Holdings, Inc.	42,324	2,819,202
Mellon Financial Corp.	29,982	1,084,749
Merrill Lynch & Co., Inc.	72,114	5,221,775
Morgan Stanley	75,607	4,507,689
Northern Trust Corp.	6,594	368,736
Raymond James Financial, Inc.	7,248	212,439
State Street Corp.	17,928	1,113,329
TD Ameritrade Holding Corp. *	17,120	291,040

		24,981,394

Commercial Banks 7.9%
AmSouth Bancorp	27,004	723,707
Associated Banc-Corp.	10,456	345,675
Bank of Hawaii Corp.	3,536	179,381
BB&T Corp.	41,800	1,737,626
BOK Financial Corp.	1,739	85,368
City National Corp.	3,163	230,045
Colonial Bancgroup, Inc.	11,884	316,827
Comerica, Inc.	12,915	707,096
Commerce Bancorp, Inc.	1,625	63,846
Commerce Bancshares, Inc.	4,820	249,242
Compass Bancshares, Inc.	9,482	527,673
Cullen/Frost Bankers, Inc.	3,856	218,635
Fifth Third Bancorp	33,726	1,281,588
First Horizon National Corp.	9,497	379,500
FirstMerit Corp.	6,397	147,195

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2006

Fulton Financial Corp.	13,273	$207,989
Huntington Bancshares, Inc.	19,704	463,438
International Bancshares Corp.	3,511	100,064
KeyCorp	31,190	1,114,107
M&T Bank Corp.	5,844	672,644
Marshall & Ilsley Corp.	18,589	842,825
Mercantile Bankshares Corp.	9,123	327,972
National City Corp.	43,355	1,598,932
North Fork Bancorp	36,540	1,076,834
PNC Financial Services Group, Inc.	21,692	1,494,796
Popular, Inc.	21,216	410,954
Regions Financial Corp.	35,493	1,201,438
Sky Financial Group, Inc.	7,708	189,617
South Financial Group, Inc.	5,501	152,653
SunTrust Banks, Inc.	27,655	2,093,760
TCF Financial Corp.	2,908	77,644
TD Banknorth, Inc.	8,433	241,521
U.S. Bancorp	140,219	4,328,561
UnionBanCal Corp.	4,329	292,857
Valley National Bancorp	8,715	213,605
Wachovia Corp. °	123,691	6,617,469
Wells Fargo & Co.	116,056	7,702,637
Whitney Holding Corp.	4,932	178,242
Wilmington Trust Corp.	5,167	220,683
Zions Bancorp	7,946	643,864

		39,658,510

Consumer Finance 0.3%
AmeriCredit Corp. *	5,735	166,544
Capital One Financial Corp.	16,393	1,356,849

		1,523,393

Diversified Financial Services 9.8%
Bank of America Corp.	356,261	17,243,032
CBOT Holdings, Inc. *	194	20,265
CIT Group, Inc.	15,284	785,598
Citigroup, Inc.	398,006	19,621,696
JPMorgan Chase & Co.	269,207	11,478,987
Leucadia National Corp.	6,209	397,624

		49,547,202

Insurance 6.9%
AFLAC, Inc.	7,830	366,444
Alleghany Corp. *	381	107,635
Allstate Corp.	51,126	2,812,441
Ambac Financial Group, Inc.	6,454	517,288
American International Group, Inc.	123,416	7,503,693
American National Insurance Co.	610	70,791
AmerUs Group Co.	2,997	174,246
AON Corp.	24,315	866,830
Arthur J. Gallagher & Co.	1,269	33,730
Assurant, Inc.	8,372	409,223
Chubb Corp.	31,730	1,603,317
Cincinnati Financial Corp.	13,422	615,264
CNA Financial Corp. *	1,762	57,406
Commerce Group, Inc.	2,010	114,068

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2006

Conseco, Inc. *	11,557	$278,408
Erie Indemnity Co., Class A	2,635	133,331
Fidelity National Financial, Inc.	12,372	513,314
Fidelity National Title Group, Inc., Class A	2,165	47,284
First American Corp.	6,300	264,411
Genworth Financial, Inc., Class A	16,154	540,997
Hartford Financial Services Group, Inc.	22,694	1,995,710
HCC Insurance Holdings, Inc.	4,334	133,010
Lincoln National Corp.	21,916	1,231,241
Loews Corp.	34,173	1,161,199
Markel Corp. *	423	142,868
Marsh & McLennan Cos.	40,770	1,142,783
MBIA, Inc.	9,718	555,189
Mercury General Corp.	2,007	112,292
MetLife, Inc.	31,868	1,640,246
Nationwide Financial Services, Inc., Class A	4,365	189,004
Old Republic International Corp.	17,472	373,377
Philadelphia Consolidated Holding Co. *	659	21,846
Principal Financial Group, Inc.	21,278	1,162,843
Progressive Corp.	5,352	146,377
Protective Life Corp.	5,326	236,048
Prudential Financial, Inc.	34,942	2,660,833
Reinsurance Group of America, Inc.	2,257	107,095
SAFECO Corp.	9,119	504,919
St. Paul Travelers Companies, Inc.	51,549	2,269,187
StanCorp Financial Group, Inc.	4,282	209,047
The Hanover Insurance Group, Inc.	3,802	180,025
Torchmark Corp.	7,967	469,097
TransAtlantic Holdings, Inc.	1,901	109,308
Unitrin, Inc.	1,904	85,318
Universal American Financial Group, Inc.	3,602	151,860
UnumProvident Corp.	22,784	409,201
W.R. Berkley Corp.	10,090	346,793
Wesco Financial Corp.	108	43,049

		34,819,886

Real Estate Investment Trusts 3.2%
AMB Property Corp.	6,431	317,884
American Financial Realty Trust	9,695	95,981
Annaly Mortgage Management, Inc.	12,073	156,949
Apartment Investment & Management Co., Class A	7,290	315,293
Archstone-Smith Trust	16,219	784,189
AvalonBay Communities, Inc.	5,579	593,048
Boston Properties, Inc.	8,474	717,324
BRE Properties, Inc.	3,889	202,772
Camden Property Trust	3,565	254,541
CapitalSource, Inc.	1,855	43,500
CarrAmerica Realty Corp.	4,474	198,332
CBL & Associates Properties, Inc.	3,393	126,932
Crescent Real Estate Equities Co.	5,936	104,948
Developers Diversified Realty Corp.	8,307	424,903
Duke Realty Corp.	10,305	349,752
Equity Office Properties Trust	29,125	980,056
Equity Residential	21,928	967,025
Essex Property Trust, Inc.	1,764	187,866

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2006

Federal Realty Investment Trust	2,471	$168,967
Friedman, Billings, Ramsey Group, Inc., Class A	10,805	113,561
General Growth Properties, Inc.	6,815	298,224
Health Care Property Investors, Inc.	10,276	268,717
Health Care REIT, Inc.	4,677	158,504
Healthcare Realty Trust, Inc.	3,649	119,176
Hospitality Properties Trust	5,486	231,345
Host Hotels & Resorts, Inc.	33,449	671,321
HRPT Properties Trust	16,053	179,151
iStar Financial, Inc.	8,606	327,716
Kimco Realty Corp.	16,152	579,049
KKR Financial Corp.	2,456	52,927
Liberty Property Trust	6,660	283,583
Macerich Co.	3,748	258,275
Mack-Cali Realty Corp.	4,710	201,965
New Century Financial Corp.	1,861	86,667
New Plan Excel Realty Trust, Inc.	7,894	186,377
Pan Pacific Retail Properties, Inc.	3,108	205,967
Plum Creek Timber Co., Inc.	14,073	503,110
Prologis	16,916	836,496
Public Storage, Inc.	1,360	97,485
Rayonier, Inc.	5,768	224,318
Realty Income Corp.	6,816	148,861
Reckson Associates Realty Corp.	6,245	240,058
Regency Centers Corp.	5,193	319,941
Shurgard Storage Centers, Inc., Class A	3,569	207,180
Simon Property Group, Inc.	8,393	668,335
SL Green Realty Corp.	2,910	288,701
Thornburg Mortgage, Inc.	8,176	223,123
Trizec Properties, Inc.	7,054	166,404
United Dominion Realty Trust, Inc.	6,087	164,410
Vornado Realty Trust	9,181	825,280
Weingarten Realty Investors	6,098	230,870

		16,357,359

Thrifts & Mortgage Finance 3.2%
Astoria Financial Corp.	7,060	213,636
Capitol Federal Financial	1,679	54,685
Countrywide Financial Corp.	41,276	1,580,045
Downey Financial Corp.	1,581	107,666
Fannie Mae	74,052	3,684,087
Freddie Mac	52,673	3,162,487
Golden West Financial Corp.	11,339	828,881
Independence Community Bank Corp.	6,421	269,554
IndyMac Bancorp, Inc.	2,266	104,009
MGIC Investment Corp.	6,694	440,934
New York Community Bancorp, Inc.	22,789	379,665
PMI Group, Inc.	6,787	308,808
Radian Group, Inc.	6,593	402,964
Sovereign Bancorp, Inc.	27,901	622,192
Washington Federal, Inc.	6,635	152,207
Washington Mutual, Inc.	75,672	3,474,102
Webster Financial Corp.	4,114	199,488

		15,985,410

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2006

HEALTH CARE 6.6%
Biotechnology 0.2%
Biogen Idec, Inc. *		14,475	$674,969
Millennium Pharmaceuticals, Inc. *		11,720	100,323

			775,292

Health Care Equipment & Supplies	0.1%
Bausch & Lomb, Inc.		479	23,543
Cooper Cos.		675	31,961
Hillenbrand Industries, Inc.		2,801	141,563
Hospira, Inc. *		6,253	280,197

			477,264

Health Care Providers & Services 1.3%
Aetna, Inc.		8,888	341,832
AmerisourceBergen Corp.		15,945	695,043
Cardinal Health, Inc.		11,500	769,465
Caremark Rx, Inc. *		3,644	174,803
CIGNA Corp.		9,263	859,051
Community Health Systems, Inc. *		1,417	53,421
Health Management Associates, Inc.		1,905	39,719
Health Net, Inc. *		3,520	151,430
Humana, Inc. *		3,058	154,827
McKesson Corp.		13,885	687,307
Medco Health Solutions, Inc. *		6,504	350,566
Omnicare, Inc.		6,299	292,022
Sierra Health Services, Inc. *		654	26,945
Tenet Healthcare Corp. *		30,615	242,471
Triad Hospitals, Inc. *		4,112	165,631
Universal Health Services, Inc., Class B		1,036	52,587
WellPoint, Inc. *		22,723	1,626,512

			6,683,632

Health Care Technology 0.0%
Emdeon Corp. *		4,314	50,086

Life Sciences Tools & Services 0.3%
Applera Corp. - Applied Biosystems Group		14,022	415,051
Charles River Laboratories International, Inc. *		2,927	117,197
Fisher Scientific International, Inc. *		4,356	323,433
Invitrogen Corp. *		1,898	120,978
PerkinElmer, Inc.		4,732	98,710
Thermo Electron Corp. *		7,831	287,711

			1,363,080

Pharmaceuticals 4.7%
Abbott Laboratories		14,830	633,241
Bristol-Myers Squibb Co.		88,962	2,184,017
Eli Lilly & Co.		5,030	259,749
King Pharmaceuticals, Inc. *		18,494	328,823
Merck & Co., Inc.		129,620	4,315,050
Mylan Laboratories, Inc.		11,975	250,397
Pfizer, Inc.		568,860	13,459,228
Watson Pharmaceuticals, Inc. *		7,974	201,982

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2006

Wyeth		51,407	$2,351,356

			23,983,843

INDUSTRIALS 6.8%
Aerospace & Defense 1.7%
Alliant Techsystems, Inc. *		799	62,370
General Dynamics Corp.		30,660	1,951,202
Honeywell International, Inc.		65,263	2,687,530
L-3 Communications Holdings, Inc.		3,786	276,227
Northrop Grumman Corp.		27,472	1,776,889
Precision Castparts Corp.		6,703	386,294
Raytheon Co.		26,918	1,234,190

			8,374,702

Airlines 0.1%
Southwest Airlines Co.		30,440	490,084

Building Products 0.1%
Masco Corp.		6,392	198,280
USG Corp. *		2,819	259,573

			457,853

Commercial Services & Supplies	0.9%
Adesa, Inc.		6,834	155,542
Allied Waste Industries, Inc. *		12,287	146,584
Avery Dennison Corp.		2,426	144,080
Brink's Co.		973	53,466
Cendant Corp.		72,568	1,173,425
Deluxe Corp.		3,866	83,080
Equifax, Inc.		2,513	90,669
Manpower, Inc.		5,052	332,573
Pitney Bowes, Inc.		8,359	340,880
R.R. Donnelley & Sons Co.		16,319	525,146
Republic Services, Inc., Class A		10,500	428,400
Steelcase, Inc.		2,690	49,873
Waste Management, Inc.		31,552	1,155,434

			4,679,152

Construction & Engineering 0.0%
Jacobs Engineering Group, Inc. *		873	68,120

Electrical Equipment 0.2%
Emerson Electric Co.		5,165	426,216
Hubbell, Inc., Class B		4,415	222,295
Roper Industries, Inc.		919	43,046
Thomas & Betts Corp. *		2,525	145,188

			836,745

Industrial Conglomerates 1.5%
Carlisle Cos.		1,081	87,777
General Electric Co.		196,367	6,727,534
Teleflex, Inc.		2,801	171,813
Textron, Inc.		6,919	629,145

			7,616,269

Machinery 0.8%
Cummins, Inc.		1,550	170,825

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2006

Deere & Co.	16,936	$1,449,722
Dover Corp.	5,144	251,233
Eaton Corp.	8,290	609,647
Harsco Corp.	391	31,679
IDEX Corp.	790	38,196
Illinois Tool Works, Inc.	2,540	126,111
ITT Industries, Inc.	1,186	61,850
Paccar, Inc.	1,702	130,799
Pall Corp.	8,703	261,873
Parker Hannifin Corp.	5,205	406,094
Pentair, Inc.	1,229	41,983
SPX Corp.	4,567	240,270
Terex Corp. *	3,779	345,778
Timken Co.	3,023	95,013

		4,261,073

Marine 0.0%
Alexander & Baldwin, Inc.	3,349	151,542

Road & Rail 1.4%
Burlington Northern Santa Fe Corp.	28,809	2,230,105
CSX Corp.	16,569	1,108,798
Laidlaw International, Inc.	7,667	193,208
Norfolk Southern Corp.	26,383	1,391,967
Ryder System, Inc.	2,955	159,659
Swift Transportation Co., Inc. *	1,785	51,122
Union Pacific Corp.	20,120	1,867,136
YRC Worldwide, Inc *	4,428	174,640

		7,176,635

Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	4,812	347,234

INFORMATION TECHNOLOGY 4.5%
Communications Equipment 0.6%
ADC Telecommunications, Inc. *	8,861	158,789
Andrew Corp. *	9,272	93,833
Avaya, Inc. *	10,584	124,997
Comverse Technology, Inc. *	1,618	36,438
Harris Corp.	1,656	67,432
JDS Uniphase Corp. *	60,731	184,015
Juniper Networks, Inc. *	11,382	181,315
Lucent Technologies, Inc. *	338,940	864,297
Motorola, Inc.	37,335	787,395
Tellabs, Inc. *	34,297	490,447

		2,988,958

Computers & Peripherals 2.0%
Avid Technology, Inc. *	171	6,736
Diebold, Inc.	474	20,150
Hewlett-Packard Co.	221,532	7,173,206
International Business Machines Corp.	18,885	1,508,911
NCR Corp. *	10,747	419,993
SanDisk Corp. *	3,602	202,685
Sun Microsystems, Inc. *	106,840	497,874

		9,829,555

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2006

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	5,084	$177,381
Arrow Electronics, Inc. *	9,003	292,597
Avnet, Inc. *	7,682	169,619
AVX Corp.	3,084	50,485
Ingram Micro, Inc., Class A *	4,890	84,401
Mettler-Toledo International, Inc. *	768	49,759
Molex, Inc.	5,315	188,682
Sanmina-SCI Corp. *	20,024	94,113
Solectron Corp. *	35,250	125,490
Symbol Technologies, Inc.	2,786	33,070
Tech Data Corp. *	2,960	107,448
Tektronix, Inc.	4,822	150,254
Vishay Intertechnology, Inc. *	9,121	148,216

		1,671,515

IT Services 0.5%
Affiliated Computer Services, Inc., Class A *	3,073	153,404
BISYS Group, Inc. *	5,296	78,116
Ceridian Corp. *	5,945	144,642
CheckFree Corp. *	939	46,884
Computer Sciences Corp. *	14,621	822,431
Convergys Corp. *	10,881	202,822
Electronic Data Systems Corp.	30,567	749,503
Hewitt Associates, Inc., Class A *	1,262	33,607
Sabre Holdings Corp., Class A	10,031	214,664
Unisys Corp. *	25,924	170,580

		2,616,653

Office Electronics 0.2%
Xerox Corp. *	73,308	1,006,519

Semiconductors & Semiconductor Equipment 0.5%
Advanced Micro Devices, Inc. *	17,527	541,409
Freescale Semiconductor, Inc., Class B *	26,929	840,454
International Rectifier Corp. *	1,163	51,812
Intersil Corp.	5,668	151,959
LSI Logic Corp. *	18,692	181,873
Micron Technology, Inc. *	24,378	403,700
Novellus Systems, Inc. *	4,634	107,323
Teradyne, Inc. *	4,569	71,139

		2,349,669

Software 0.4%
BEA Systems, Inc. *	24,806	336,369
BMC Software, Inc. *	9,559	192,614
CA, Inc.	9,850	214,040
Cadence Design Systems, Inc. *	11,394	205,548
Compuware Corp. *	16,358	120,395
Fair Isaac Corp.	1,265	44,996
Novell, Inc. *	28,994	224,124
Reynolds & Reynolds Co., Class A	4,305	120,583
Sybase, Inc. *	6,863	139,799
Symantec Corp. *	27,470	428,532
Synopsys, Inc. *	9,260	189,182

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2006

Take-Two Interactive Software, Inc. *	752	$12,250

		2,228,432

MATERIALS 4.2%
Chemicals 1.9%
Air Products & Chemicals, Inc.	15,735	1,020,415
Airgas, Inc.	4,517	172,956
Albemarle Corp.	2,797	134,256
Ashland, Inc.	4,979	311,187
Cabot Corp.	4,479	148,389
Celanese Corp., Ser. A	3,821	75,312
Chemtura Corp.	11,330	111,374
Cytec Industries, Inc.	3,074	177,001
Dow Chemical Co.	4,118	164,185
E.I. DuPont de Nemours & Co.	58,592	2,491,918
Eastman Chemical Co.	6,148	346,624
Engelhard Corp.	9,229	359,285
FMC Corp.	2,870	185,316
Huntsman Corp. *	4,620	86,625
Lubrizol Corp.	5,186	209,618
Lyondell Chemical Co.	15,248	369,001
Monsanto Co.	4,411	371,230
Mosaic Co. *	9,858	153,390
PPG Industries, Inc.	13,133	844,977
Praxair, Inc.	3,094	163,054
Rohm & Haas Co.	11,395	574,422
RPM International, Inc.	8,990	167,484
Scotts Miracle-Gro Co., Class A	2,932	128,011
Sigma-Aldrich Corp.	4,779	331,758
Valhi, Inc.	709	17,718
Valspar Corp.	7,786	214,271

		9,329,777

Construction Materials 0.1%
Martin Marietta Materials, Inc.	603	55,180
Vulcan Materials Co.	2,633	205,506

		260,686

Containers & Packaging 0.4%
AptarGroup, Inc.	2,715	142,809
Ball Corp.	6,838	255,878
Bemis Co., Inc.	8,198	249,219
Owens-Illinois, Inc. *	11,643	197,931
Packaging Corporation of America	4,742	101,005
Pactiv Corp. *	9,622	237,375
Sealed Air Corp.	4,169	214,995
Smurfit-Stone Container Corp. *	19,421	232,469
Sonoco Products Co.	7,591	240,483
Temple-Inland, Inc.	8,563	368,295

		2,240,459

Metals & Mining 1.2%
Alcoa, Inc.	66,725	2,116,517
Newmont Mining Corp.	31,542	1,644,916
NuCor Corp.	12,256	1,290,189
Phelps Dodge Corp.	7,241	620,481

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2006

United States Steel Corp.	8,736	$579,896

		6,251,999

Paper & Forest Products 0.6%
International Paper Co.	37,526	1,275,133
Louisiana-Pacific Corp.	8,481	205,749
MeadWestvaco Corp.	14,077	385,710
Weyerhaeuser Co.	18,575	1,188,057

		3,054,649

TELECOMMUNICATION SERVICES 5.4%
Diversified Telecommunication Services 4.2%
AT&T, Inc.	300,478	7,830,457
BellSouth Corp.	140,087	4,730,738
CenturyTel, Inc.	8,814	315,101
Citizens Communications Co.	26,058	330,415
Embarq Corp. *	8,799	366,658
PanAmSat Holding Corp.	2,227	56,120
Qwest Communications International, Inc. *	115,417	809,073
Verizon Communications, Inc.	224,070	6,993,225

		21,431,787

Wireless Telecommunication Services 1.2%
Alltel Corp.	24,900	1,540,065
American Tower Corp., Class A *	1,991	61,661
Crown Castle International Corp. *	5,900	187,443
Sprint Nextel Corp.	175,982	3,732,578
Telephone & Data Systems, Inc.	7,324	285,490
U.S. Cellular Corp. *	813	48,780

		5,856,017

UTILITIES 6.5%
Electric Utilities 2.8%
Allegheny Energy, Inc. *	12,435	453,504
American Electric Power Co., Inc.	29,380	1,006,853
DPL, Inc.	9,678	259,370
Edison International	24,927	978,136
Entergy Corp.	16,219	1,137,114
Exelon Corp.	51,146	2,895,375
FirstEnergy Corp.	25,235	1,322,819
FPL Group, Inc.	30,057	1,197,170
Great Plains Energy, Inc.	6,080	169,450
Hawaiian Electric Industries, Inc.	6,182	166,110
Northeast Utilities	11,481	232,261
Pepco Holdings, Inc.	14,444	331,634
Pinnacle West Capital Corp.	7,525	296,410
PPL Corp.	29,035	864,372
Progress Energy, Inc.	19,026	799,853
Reliant Energy, Inc. *	23,022	268,206
Southern Co.	56,946	1,820,564
Westar Energy, Inc.	6,627	141,221

		14,340,422

Gas Utilities 0.4%
AGL Resources, Inc.	5,899	215,726

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2006

Atmos Energy Corp.	6,116	$164,153
Energen Corp.	5,606	189,931
Equitable Resources, Inc.	923	31,059
National Fuel Gas Co.	6,392	228,834
ONEOK, Inc.	8,967	301,202
Piedmont Natural Gas Co.	5,867	142,627
Questar Corp.	4,939	363,955
Southern Union Co.	7,320	179,706
UGI Corp.	7,935	184,568

		2,001,761

Independent Power Producers & Energy Traders 0.3%
Constellation Energy Group, Inc.	13,582	702,190
Dynegy, Inc., Class A *	28,387	149,883
NRG Energy, Inc. *	10,479	521,330

		1,373,403

Multi-Utilities 2.9%
Alliant Energy Corp.	8,892	305,885
Ameren Corp.	14,988	741,756
CenterPoint Energy, Inc.	23,644	283,491
CMS Energy Corp. *	16,738	214,916
Consolidated Edison, Inc.	18,599	820,216
Dominion Resources, Inc.	26,051	1,890,782
DTE Energy Co.	13,326	538,637
Duke Energy Corp.	94,572	2,668,822
Energy East Corp.	11,269	268,653
KeySpan Corp.	13,334	533,760
MDU Resources Group, Inc.	9,060	321,449
NiSource, Inc.	20,798	452,772
NSTAR	8,163	225,789
OGE Energy Corp.	6,901	214,828
PG&E Corp.	26,420	1,048,346
PNM Resources, Inc.	5,259	132,895
Public Service Enterprise Group, Inc.	19,216	1,224,636
Puget Energy, Inc.	8,834	187,192
SCANA Corp.	8,684	331,034
Sempra Energy	19,597	881,277
TECO Energy, Inc.	15,835	237,842
Vectren Corp.	5,821	154,431
Wisconsin Energy Corp.	8,950	356,836
WPS Resources Corp.	3,291	160,667
Xcel Energy, Inc.	30,776	577,665

		14,774,577

Water Utilities 0.1%
Aqua America, Inc.	8,746	205,181

Total Common Stocks (cost $354,777,676)		494,995,807

EXCHANGE TRADED FUND 1.8%
iShares Russell 1000 Value Index Fund (cost $8,877,548)	124,420	9,077,683

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2006

	Principal
SHORT-TERM INVESTMENTS 0.1%	Amount	Value
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bills:
4.48%, 06/01/2006 + ƒ	$ 100,000	$ 100,000
4.75%, 08/10/2006 + ƒ	50,000	49,538

		149,538

	Shares	Value
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund ø	308,571	308,571

Total Short-Term Investments (cost $458,109)		458,109

Total Investments (cost $364,113,333) 99.8%		504,531,599
Other Assets and Liabilities 0.2%		1,149,045

Net Assets 100.0%		$ 505,680,644

*	Non-income producing security
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $4,203,171 at May 31, 2006. The Fund earned $391,717 of income from Wachovia Corporation during the year ended May 31,
2006, which is included in income from affiliates.
+	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by sector as of May 31, 2006:
Financials	36.3%
Energy	13.6%
Consumer Discretionary	8.6%
Industrials	6.8%
Health Care	6.6%
Utilities	6.5%
Consumer Staples	5.7%
Telecommunication Services	5.4%
Information Technology	4.5%
Materials	4.2%
Other	1.8%

100.0%

See Combined Notes to Financial Statements

Market Index Fund
STATEMENT OF ASSETS AND LIABILITIES

May 31, 2006

Assets
Investments in securities, at value (cost $280,380,880)	$399,832,813
Investments in affiliates, at value (cost $4,678,267)	5,848,406

Total investments	405,681,219
Dividends receivable	908,388
Receivable for daily variation margin on open futures contracts	38,694
Receivable from investment advisor	1,637
Prepaid expenses and other assets	9,138

Total assets	406,639,076

Liabilities
Due to related parties	1,424
Accrued expenses and other liabilities	56,447

Total liabilities	57,871

Net assets	$406,581,205

Net assets represented by
Paid-in capital	$186,941,949
Undistributed net investment income	11,547,096
Accumulated net realized gains on investments	87,524,573
Net unrealized gains on investments	120,567,587

Total net assets	$406,581,205

Shares outstanding (unlimited number of shares authorized) - Class I	28,033,367

Net asset value per share - Class I	$14.50

See Combined Notes to Financial Statements

Market Index Growth Fund
STATEMENT OF ASSETS AND LIABILITIES

May 31, 2006

Assets
Investments in securities, at value (cost $574,162,481)	$720,795,040
Investments in affiliates, at value (cost $86,046)	86,054

Total investments	720,881,094
Cash	291
Receivable for securities sold	2,975,367
Dividends receivable	967,497
Receivable for daily variation margin on open futures contracts	9,680
Receivable from investment advisor	2,164
Prepaid expenses and other assets	218

Total assets	724,836,311

Liabilities
Payable for securities purchased	3,017,869
Due to related parties	2,248
Accrued expenses and other liabilities	45,292

Total liabilities	3,065,409

Net assets	$721,770,902

Net assets represented by
Paid-in capital	$530,778,878
Undistributed net investment income	9,681,680
Accumulated net realized gains on investments	34,695,918
Net unrealized gains on investments	146,614,426

Total net assets	$721,770,902

Shares outstanding (unlimited number of shares authorized) – Class I	53,699,823

Net asset value per share - Class I	$13.44

See Combined Notes to Financial Statements

Market Index Value Fund
STATEMENT OF ASSETS AND LIABILITIES

May 31, 2006

Assets
Investments in securities, at value (cost $359,601,591)	$497,605,559
Investments in affiliates, at value (cost $4,511,742)	6,926,040

Total investments	504,531,599
Receivable for securities sold	747,101
Dividends receivable	1,400,748
Receivable for daily variation margin on open futures contracts	12,158
Receivable from investment advisor	1,803
Prepaid expenses and other assets	1,298

Total assets	506,694,707

Liabilities
Payable for securities purchased	961,941
Due to related parties	1,610
Accrued expenses and other liabilities	50,512

Total liabilities	1,014,063

Net assets	$505,680,644

Net assets represented by
Paid-in capital	$201,002,933
Undistributed net investment income	20,310,290
Accumulated net realized gains on investments	143,975,056
Net unrealized gains on investments	140,392,365

Total net assets	$505,680,644

Shares outstanding (unlimited number of shares authorized) – Class I	32,099,834

Net asset value per share – Class I	$15.75

See Combined Notes to Financial Statements

Market Index Fund
STATEMENT OF OPERATIONS

Year Ended May 31, 2006

Investment income
Dividends	$11,473,149
Income from affiliates	313,081
Interest	19,267

Total investment income	11,805,497

Expenses
Advisory fee	1,965,144
Administrative services fee	610,543
Transfer agent fees	1,062
Trustees' fees and expenses	8,980
Printing and postage expenses	11,181
Custodian and accounting fees	163,494
Registration and filing fees	1,887
Professional fees	30,139
Other	30,278

Total expenses	2,822,708
Less: Expense reductions	(9,707)
Fee waivers and expense reimbursements	(2,662,544)

Net expenses	150,457

Net investment income	11,655,040

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	87,276,341
Futures contracts	306,328

Net realized gains on investments	87,582,669
Net change in unrealized gains or losses on investments	(40,519,024)

Net realized and unrealized gains or losses on investments	47,063,645

Net increase in net assets resulting from operations	$58,718,685

See Combined Notes to Financial Statements

Market Index Growth Fund
STATEMENT OF OPERATIONS

Year Ended May 31, 2006

Investment income
Dividends	$9,934,002
Income from affiliates	11,779
Interest	2,390

Total investment income	9,948,171

Expenses
Advisory fee	2,770,276
Administrative services fee	860,540
Transfer agent fees	26
Trustees' fees and expenses	8,935
Printing and postage expenses	8,154
Custodian and accounting fees	225,385
Registration and filing fees	4,163
Professional fees	33,590
Other	25,210

Total expenses	3,936,279
Less: Expense reductions	(13,959)
Fee waivers and expense reimbursements	(3,710,221)

Net expenses	212,099

Net investment income	9,736,072

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	34,666,728
Futures contracts	32,211

Net realized gains on investments	34,698,939
Net change in unrealized gains or losses on investments	13,769,756

Net realized and unrealized gains or losses on investments	48,468,695

Net increase in net assets resulting from operations	$58,204,767

See Combined Notes to Financial Statements

Market Index Value Fund
STATEMENT OF OPERATIONS

Year Ended May 31, 2006

Investment income
Dividends (net of foreign withholding taxes of $2,651)	$20,667,630
Income from affiliates	413,616
Interest	3,939

Total investment income	21,085,185

Expenses
Advisory fee	2,543,010
Administrative services fee	790,001
Transfer agent fees	219
Trustees' fees and expenses	12,602
Printing and postage expenses	13,176
Custodian and accounting fees	223,788
Registration and filing fees	3,396
Professional fees	39,290
Interest expense	1,873
Other	20,817

Total expenses	3,648,172
Less: Expense reductions	(12,820)
Fee waivers and expense reimbursements	(3,438,780)

Net expenses	196,572

Net investment income	20,888,613

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	143,222,909
Futures contracts	132,686

Net realized gains on investments	143,355,595
Net change in unrealized gains or losses on investments	(61,847,549)

Net realized and unrealized gains or losses on investments	81,508,046

Net increase in net assets resulting from operations	$102,396,659

See Combined Notes to Financial Statements

Market Index Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2006		2005

Operations
Net investment income		$11,655,040		$14,764,998
Net realized gains on investments		87,582,669		7,470,206
Net change in unrealized gains or
losses on investments		(40,519,024)		33,629,105

Net increase in net assets resulting
from operations		58,718,685		55,864,309

Distributions to shareholders from
Net investment income		(14,693,876)		(10,558,336)
Net realized gains		(7,601,830)		(1,246,028)

Total distributions to shareholders		(22,295,706)		(11,804,364)

	Shares		Shares
Capital share transactions
Net asset value of shares issued in
reinvestment of distributions	1,541,078	22,295,706	854,256	11,804,364
Payment for shares redeemed	(25,850,711)	(375,000,000)	(3,785,011)	(50,000,000)

Net decrease in net assets resulting
from capital share transactions		(352,704,294)		(38,195,636)

Total increase (decrease) in net assets		(316,281,315)		5,864,309
Net assets
Beginning of period		722,862,520		716,998,211

End of period		$406,581,205		$722,862,520

Undistributed net investment income		$11,547,096		$14,685,629

See Combined Notes to Financial Statements

Market Index Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2006		2005

Operations
Net investment income		$9,736,072		$ 9,924,570
Net realized gains on investments		34,698,939		13,415,809
Net change in unrealized gains or losses
on investments		13,769,756		2,665,330

Net increase in net assets resulting from
operations		58,204,767		26,005,709

Distributions to shareholders from
Net investment income		(9,932,115)		(6,447,796)
Net realized gains		(13,321,850)		(4,145,191)

Total distributions to shareholders		(23,253,965)		(10,592,987)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	0	0	11,829,653	150,000,000
Net asset value of shares issued in
reinvestment of distributions	1,681,413	23,253,965	813,786	10,592,987
Payment for shares redeemed	(13,768,503)	(191,000,000)	0	0

Net increase (decrease) in net assets
resulting from capital share transactions		(167,746,035)		160,592,987

Total increase (decrease) in net assets		(132,795,233)		176,005,709
Net assets
Beginning of period		854,566,135		678,560,426

End of period		$721,770,902		$ 854,566,135

Undistributed net investment income		$9,681,680		$ 9,919,676

See Combined Notes to Financial Statements

Market Index Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2006		2005

Operations
Net investment income		$20,888,613		$19,574,166
Net realized gains on investments		143,355,595		30,789,298
Net change in unrealized gains or
losses on investments		(61,847,549)		59,431,621

Net increase in net assets resulting from
operations		102,396,659		109,795,085

Distributions to shareholders from
Net investment income		(19,211,543)		(15,317,151)
Net realized gains		(30,832,523)		(8,425,285)

Total distributions to shareholders		(50,044,066)		(23,742,436)

	Shares		Shares
Capital share transactions
Net asset value of shares issued in
reinvestment of distributions	3,290,018	50,044,066	1,634,180	23,742,436
Payment for shares redeemed	(26,386,251)	(415,000,000)	0	0

Net increase (decrease) in net assets
resulting from capital share
transactions		(364,955,934)		23,742,436

Total increase (decrease) in net assets		(312,603,341)		109,795,085
Net assets
Beginning of period		818,283,985		708,488,900

End of period		$505,680,644		$818,283,985

Undistributed net investment income		$20,310,290		$19,204,037

See Combined Notes to Financial Statements

COMBINED NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Market Index Fund (“Market Index Fund”), Evergreen Market Index Growth Fund (“Market Index Growth Fund”) and Evergreen Market Index Value Fund (“Market Index Value Fund”), (collectively, the “Funds”) are each a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund offers Institutional (“Class I”) shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, each Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by each Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

Each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

COMBINED NOTES TO FINANCIAL STATEMENTS continued

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to each Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain distributions received from real estate investment trusts. During the year ended May 31, 2006, the following amounts were reclassified:

	Market Index	Market Index	Market Index
	Fund	Growth Fund	Value Fund

Paid-in capital	$736	$0	$0
Undistributed net investment income	(99,697)	(41,953)	(570,817)
Accumulated net realized gains on investments	98,961	41,953	570,817

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to each Fund and is paid an annual fee of 0.32% of each Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2006, EIMC waived its advisory fees and reimbursed other expenses as follows:

		Other
	Fees Waived	Expenses Reimbursed

Market Index Fund	$1,965,144	$697,400
Market Index Growth Fund	2,770,276	939,945
Market Index Value Fund	2,543,010	895,770

Each Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments is included in income from affiliates on the Statements of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Funds. ESC receives account fees that vary based on the type of account held by the shareholders in each Fund.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended May 31, 2006:

	Cost of Purchases	Proceeds from Sales

Market Index Fund	$37,666,351	$393,060,933
Market Index Growth Fund	213,502,407	383,678,833
Market Index Value Fund	212,444,127	594,851,203

At May 31, 2006, Market Index Fund had open long futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	May 31, 2006	Loss

June 2006	65 E-mini S&P 500 Futures	$4,188,810	$4,134,325	$54,485

At May 31, 2006, Market Index Growth Fund had open long futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	May 31, 2006	Loss

June 2006	16 E-mini S&P 500 Futures	$1,035,821	$1,017,680	$18,141

At May 31, 2006, Market Index Value Fund had open long futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	May 31, 2006	Loss

June 2006	15 E-mini S&P 500 Futures	$1,220,714	$1,208,495	$12,219
June 2006	1 S&P 500 Futures	331,707	318,025	13,682

On May 31, 2006, the composition of unrealized appreciation and depreciation on securities based on the aggregate cost of securities for federal income tax purposes was as follows:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation

Market Index Fund	$285,372,726	$133,263,671	$12,955,178	$120,308,493
Market Index Growth Fund	574,498,771	161,908,320	15,525,997	146,382,323
Market Index Value Fund	364,119,863	151,850,953	11,439,217	140,411,736

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Funds may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Funds to borrow from, or lend money to, other participating funds. During the year ended May 31, 2006, the Funds did not participate in the interfund lending program.

6. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2006, the components of distributable earnings on a tax basis were as follows:

		Undistributed
	Undistributed	Long-term	Unrealized
	Ordinary Income	Capital Gain	Appreciation

Market Index Fund	$11,547,096	$87,783,667	$120,308,493
Market Index Growth Fund	9,681,680	34,928,021	146,382,323
Market Index Value Fund	25,739,216	138,526,759	140,411,736

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities of each Fund are primarily due to wash sales and certain distributions received from real estate investment trusts. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

		Year Ended		Year Ended
		May 31, 2006		May 31, 2005

	Ordinary Income	Long-term Capital	Ordinary Income	Long-term Capital
		Gain		Gain

Market Index Fund	$14,769,175	$7,526,531	$10,887,864	$916,500
Market Index Growth Fund	10,182,105	13,071,860	10,194,410	398,576
Market Index Value Fund	22,464,448	27,579,618	22,633,705	1,108,731

COMBINED NOTES TO FINANCIAL STATEMENTS continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Funds’ custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

The Trustees of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for each Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in each Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Funds and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended May 31, 2006, Market Index Fund and Market Index Growth Fund did not have borrowings under this agreement.

During the year ended May 31, 2006, Market Index Value Fund had average borrowings outstanding of $36,158 at an average rate of 5.18% and paid interest of $1,873.

10. CONCENTRATION OF RISK

Each Fund may invest a substantial portion of their assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to

COMBINED NOTES TO FINANCIAL STATEMENTS continued

December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

Report of Independent Registered Public Accounting Firm

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund, each a series of Evergreen Equity Trust, as of May 31, 2006, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund as of May 31, 2006, the results of their operations, changes in their net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 24, 2006

ADDITIONAL INFORMATION (unaudited)

Federal Tax Distributions

Pursuant to Section 852 of the Internal Revenue Code, each Fund has designated aggregate capital gain distributions as follows for the fiscal year ended May 31, 2006:

Market Index Fund	$7,526,531
Market Index Growth Fund	13,071,860
Market Index Value Fund	27,579,618

For corporate shareholders, the following percentage of ordinary income dividends paid during the fiscal year ended May 31, 2006 qualified for the dividends received deduction:

Market Index Fund	97.28%
Market Index Growth Fund	96.50%
Market Index Value Fund	82.58%

With respect to dividends paid from investment company taxable income during the fiscal year ended May 31, 2006, each Fund designates the following percentage of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code:

Market Index Fund	76.36%
Market Index Growth Fund	95.03%
Market Index Value Fund	87.19%

Complete 2006 year-end tax information will be reported to you on your 2006 Form 1099-DIV, which shall be provided to you in early 2007.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers, LLP
Trustee
DOB: 4/8/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris became Trustee effective July 3, 2006.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $250 billion in assets as of June 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

574181 rv1 7/2006

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

574181 rv1 7/2006

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 3 series of the Registrant’s annual financial statements for the fiscal years ended May 31, 2006 and May 31, 2005, and fees billed for other services rendered by KPMG LLP.

	2006	2005
Audit fees	$58,799	$54,405
Audit -related fees	0	0

Audit and audit-related fees	0	0
Tax fees	0	0
Non-audit fees (1)	900,575	650,575

Total fees	$959,374	$704,980

(1) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 28, 2006

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: July 28, 2006